            As filed with the Securities and Exchange Commission on May 31, 2001
                                       Securities Act Registration No. 333-90085
                               Investment Company Act Registration No. 811-09679

================================================================================

                     SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]

                     Pre-Effective Amendment No.                             [ ]
                                                --------

                     Post-Effective Amendment No.   3                        [X]
                                                 --------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                 Amendment No. 4                             [X]
                                              ---

                                LEND LEASE FUNDS
               (Exact Name of Registrant as Specified in Charter)
                        803 WEST MICHIGAN STREET, SUITE A
                         MILWAUKEE, WISCONSIN 53233-2301
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (414) 271-5885

                              Constance Dye Shannon
                         Sunstone Financial Group, Inc.
                        803 West Michigan Street, Suite A
                           Milwaukee, Wisconsin 53233
                     (Name and Address of Agent for Service)

                                    Copy to:
                              Elizabeth Shea Fries
                           Goodwin, Procter & Hoar LLP
                                 Exchange Place
                           Boston, Massachusetts 02109

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

[ ] IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B)
[X] ON MAY 31, 2001 PURSUANT TO PARAGRAPH (B)
[ ] 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1)
[ ] 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2)
[ ] ON          PURSUANT TO PARAGRAPH (A)(2) OF RULE 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR PREVIOUSLY
    FILED POST-EFFECTIVE AMENDMENT.

LEND LEASE FUNDS
LEND LEASE U.S. REAL ESTATE SECURITIES FUND
LEND LEASE EUROPEAN REAL ESTATE SECURITIES FUND
Class K and Class Y Shares

---------------------
PROSPECTUS
May 31, 2001

The Securities and Exchange Commission (the "SEC" or "Commission") has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

                                                                            Page
KEY INFORMATION ABOUT LEND LEASE FUNDS
LEND LEASE U.S. REAL ESTATE SECURITIES FUND
         Investment Objective
         Principal Investment Strategy
         Principal Risk Factors
FUND PERFORMANCE
FEES AND EXPENSES OF THE U.S. FUND
         Shareholder Fees
         Fees and Expenses
         Example
OTHER INFORMATION REGARDING INVESTMENT PRACTICES
         Companies Principally Engaged in the U.S. Real Estate Industry
         Mortgage and Hybrid REITs
         REOCs
         Restricted Securities
         Temporary Defensive Investing
         Cash Position
LEND LEASE EUROPEAN REAL ESTATE SECURITIES FUND
         Investment Objective
         Principal Investment Strategy
         Principal Risk Factors
FUND PERFORMANCE
FEES AND EXPENSES OF THE EUROPEAN FUND
         Shareholder Fees
         Fees and Expenses
         Example
OTHER INFORMATION REGARDING INVESTMENT PRACTICES
         Companies Principally Engaged in the European Real Estate Industry
         European Companies
         Equity Securities
         Restricted and Illiquid Securities
         Temporary Defensive Investing
INVESTMENT MANAGEMENT
         Lend Lease Real Estate Investments, Inc.
         Lend Lease Rosen Real Estate Securities LLC
         Portfolio Managers (U.S. Fund)
         Lend Lease Houlihan Rovers S.A.
         Portfolio Managers (European Fund)
BUYING,  SELLING AND EXCHANGING SHARES
         Before You Invest
         How to Purchase Shares
         Additional Purchase Information
         How to Sell Shares

         Additional Redemption Provisions
         How to Exchange Shares
         Making Changes to Your Account
SPECIAL FEATURES AND SERVICES
         Retirement Account Options
         ACH Transactions
         Automated Telephone Service
         Automatic Investment Plan
OTHER SHAREHOLDER INFORMATION
         Shareholder Communications
         Transactions Through Financial Services Agents and Sub-Agent Distribution and Service Fees - Class K Shares (12b-1 Plan)
DIVIDENDS, DISTRIBUTIONS AND TAXES
         Dividends and Distributions
         Taxes
FINANCIAL HIGHLIGHTS
PRIVACY POLICY

KEY INFORMATION ABOUT LEND LEASE FUNDS

This Prospectus contains important information for anyone interested in investing in the Class K or Class Y shares of Lend Lease U.S. Real Estate Securities Fund (the "U.S. Fund") and Lend Lease European Real Estate Securities Fund (the "European Fund"), each a series of Lend Lease Funds (the "Funds"). Please read this document carefully before you invest and keep it for future reference. You should base your purchase of shares of the Funds on your own goals, risk preferences and investment time horizons.

LEND LEASE U.S. REAL ESTATE SECURITIES FUND

INVESTMENT OBJECTIVE

The U.S. Fund's objective is total return from a combination of dividend income and long-term growth.

PRINCIPAL INVESTMENT STRATEGIES

The U.S. Fund seeks to achieve its objective by investing at least 85% of its assets in equity securities of companies principally engaged in the U.S. real estate industry.

Lend Lease Rosen Real Estate Securities LLC ("Lend Lease Rosen"), the U.S. Fund's sub-adviser, manages the U.S. Fund's day to day investment activity. The process of selecting portfolio positions is a two-part process involving both an analysis of property sectors (a top-down approach) and an analysis of individual companies within the selected property sectors (a bottom-up approach).

First, the top-down process is used to identify promising property sectors of the U.S. real estate market. In conducting this analysis, Lend Lease Rosen relies on proprietary real estate transaction databases, supply and demand forecasts for various property types such as residential, commercial and industrial real estate and local market intelligence from an extensive network of affiliates around the country engaged in various aspects of the real estate industry and its own subjective views of the market for real estate and real estate securities. The U.S. Fund ordinarily expects to be invested in at least four property sectors of the real estate market but, if conditions warrant, may focus its investments more narrowly. The property sectors identified through the top-down process yield a universe of companies from which Lend Lease Rosen then selects U.S. Fund investments. Lend Lease Rosen evaluates potential investments based on a variety of factors including overall investment strategy, strength of company management, fundamental analysis of financial statements and yields.

A substantial portion of the U.S. Fund's portfolio at any given time may be invested in real estate investment trusts ("REITs"). Furthermore, the U.S. Fund expects under normal circumstances to invest principally in what are known as "equity REITs". An equity REIT owns or leases real estate and realizes a return on its holdings primarily from rental income although it may also realize gains (or losses) by selling properties in its portfolio. Equity REITs generally exercise some degree of control over the operational aspects of their real estate investments, lease terms and property maintenance and repair.

- REITs invest shareholder capital in real estate-related loans, interests or securities. A REIT is not taxed on income distributed to shareholders if it complies with certain federal tax requirements relating primarily to its organization, ownership, assets and income and, further, if it distributes the vast majority of its taxable income to shareholders each year. As a consequence, REITs generally focus on income-producing real estate investments.

The U.S. Fund expects its investments to be primarily in companies contained in the Wilshire REIT Index (the "Wilshire Index") having market capitalizations that fall in the upper two thirds of the range of market capitalizations represented in the Wilshire Index. These companies include those with large, medium and small capitalizations.

- The Wilshire Index is an unmanaged securities index designed to measure the performance of U.S. publicly traded REITs. The composition of the Wilshire Index is determined by Wilshire Associates Incorporated and includes REITs representing a variety of property types. The Wilshire Index currently consists entirely of equity REITs. As of December 31, 2000, 98 securities were included in the Wilshire Index, with a total market capitalization of approximately $121 billion.

Under normal market circumstances, the U.S. Fund's portfolio turnover is anticipated to be low, not exceeding 80% per year.

PRINCIPAL RISK FACTORS

The principal risks of investing in the U.S. Fund are the risks generally associated with investing in stocks and the risks specific to investing in the real estate industry. U.S. Fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the FDIC. The U.S. Fund's share price will fluctuate, and it is possible to lose money by investing in the U.S. Fund.

RISKS OF INVESTING IN STOCKS. A company's stock price may fluctuate due to circumstances unique to that company. For example, a company's business prospects may affect its stock price. If investors believe the company's business prospects are good, they will generally be willing to pay higher prices for its stock. If these expectations are not met, or if expectations are lowered, the price of the securities will tend to drop. A stock's price will also tend to rise and fall as a result of investors' perceptions of the market as a whole. In other words, if the stock market drops in value, the value of the U.S. Fund's portfolio of investments is also likely to decrease in value. The increase or decrease in the value of the U.S. Fund's investments in response to this phenomenon may be proportionally more or less than the increase or decrease in the value of the market. The share prices of stock issued by medium capitalization issuers will generally fluctuate more than those of large capitalization issuers, and the share price of small capitalization issuers will generally fluctuate more than those of medium and large capitalization issuers. To the extent the U.S. Fund invests in small and medium capitalization issuers, the U.S. Fund's share price may be more volatile than if the U.S. Fund restricted its portfolio to large capitalization issuers.

RISKS OF THE REAL ESTATE INDUSTRY. The stock prices of companies in the real estate industry are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, which could negatively affect their value.

RISKS OF REITS. REITs are dependent upon specialized management skills. They also have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. Furthermore, some REITs have relatively small market capitalizations, which tends to increase the volatility of their securities.

INDUSTRY CONCENTRATION. Because the U.S. Fund concentrates its investments in real estate securities, it may be subject to greater risks and market fluctuations than a fund representing a broader range of industries. In addition, market performance tends to be cyclical and, in the various cycles, certain industries and investment approaches may fall in and out of favor. If the market does not currently favor the real estate industry or the U.S. Fund's investment approach, the U.S. Fund's gains may not be as big or its losses may be bigger than other equity funds investing in different industries or using different investment approaches.

NON-DIVERSIFIED STATUS. The U.S. Fund is not "diversified" within the meaning of the Investment Company Act of 1940. This means that, compared with "diversified" funds, it may invest a relatively greater portion of its assets in any single issuer. As a result, the U.S. Fund may be more susceptible to negative developments affecting a single issuer.

FUND PERFORMANCE

Because the U.S. Fund is new and has not completed a full calendar year's operations, performance information is not included in this Prospectus. To obtain the U.S. Fund's performance information, call 1-877-LND-LEAS (1-877-563-5327) or visit the Funds' web site at www.lendleasefunds.com.


FEES AND EXPENSES OF THE U.S. FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Class K and Class Y Shares

Maximum Sales Charge (Load) Imposed on Purchases
 (as a percentage of the offering price)                                        None
Maximum Deferred Sales Charge (Load)                                            None

Maximum Sales Charge (Load) Imposed on Reinvested
 Dividends and Other Distributions                                              None
Redemption Fee                                                                  None
Exchange Fee                                                                    None

FEES AND EXPENSES

Class K Shares

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fee*                                                                  .80%
Distribution and Service (12b-1) Fees                                            .25%
Other Expenses                                                                  6.31%
Total Annual Fund Operating Expenses**                                          7.36%
Fee Waivers and/or Expense Reimbursement                                        6.11%
Net Expenses                                                                    1.25%

  * Management Fee includes fees paid to Lend Lease Real Estate Investments, Inc., the U.S. Fund's investment adviser (the "Adviser") and Lend Lease Rosen.

 ** The Adviser and Lend Lease Rosen have contractually agreed to limit the Total Annual Fund Operating Expenses of Class K shares to 1.25% through January 31, 2002, subject to later reimbursement by the U.S. Fund in certain circumstances. After January 31, 2002, the expense limitation may renew for annual periods under certain conditions. The Adviser has contractually agreed that in the event that the foregoing expense limitation is not renewed, the Adviser will limit Class K shares' Total Annual Fund Operating Expenses to 2.25% through January 31, 2011.

Class Y Shares

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fee*                                                                   .80%
Distribution and Service (12b-1) Fees                                           None
Other Expenses                                                                  21.89%
Total Annual Fund Operating Expenses**                                          22.69%
Fee Waiver and/or Expense Reimbursement                                         21.72%
Net Expenses                                                                      .97%

  * The Management Fee includes the fees paid to both the Adviser and Lend Lease Rosen.

 ** The Adviser and Lend Lease Rosen have contractually agreed to limit the Total Annual Fund Operating Expenses of Class Y shares to .97% through January 31, 2002, subject to later reimbursement by the U.S. Fund in certain circumstances. After January 31, 2002, the expense limitation may renew for annual periods under certain conditions. The Adviser has contractually agreed that in the event that the foregoing expense limitation is not renewed, the Adviser will limit Class

         Y shares' Total Annual Fund Operating Expenses to 2.25% through January 31, 2011.

EXAMPLE

The following Example will help you compare the cost of investing in the U.S. Fund to the cost of investing in other mutual funds. The Example assumes that you invest $10,000 as an initial investment in the U.S. Fund for the time periods indicated and redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the U.S. Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             1 Year            3 Years          5 Years           10 Years
         Class K             $127              $607             $1,114            $2,507
         Class Y              $99              $580             $1,088            $2,485

The Example reflects the effect of the contractual expense limitations described above and assumes that the expense limitation currently in effect is succeeded on January 31, 2002 by the expense limitation ending January 31, 2011.

OTHER INFORMATION REGARDING INVESTMENT PRACTICES

Companies or issuers in the U.S. real estate industry in which the U.S. Fund may invest include among others: real estate investment trusts ("REITs"), companies that invest in interests in real estate, real estate developers and brokers, real estate operating companies ("REOCs"), companies with substantial real estate holdings (such as hotel companies, and land-holding companies), as well as companies whose products and services are significantly related to the real estate industry such as building supply manufacturers, mortgage lenders and mortgage servicing companies.

COMPANIES PRINCIPALLY ENGAGED IN THE U.S. REAL ESTATE INDUSTRY. For purposes of the U.S. Fund's investment policies, a company is considered to be principally engaged in the U.S. real estate industry if Lend Lease Rosen determines that the company (i) derives at least 50% of its revenues or profits from the ownership, renting, leasing, construction, management, development, financing or sale of commercial, industrial and residential real estate or related interests or (ii) has at least 50% of the value of its assets invested in U.S. commercial, industrial and residential real estate. Equity securities include common stock, preferred stock, partnership interests and other instruments evidencing an ownership interest in an issuer as well as rights, warrants and securities convertible into equity securities.

MORTGAGE AND HYBRID REITS. In addition to equity REITs, there are two other generally recognized categories of REITs-mortgage REITs and hybrid REITs. A mortgage REIT invests primarily in loans secured by real estate and derives its income primarily from interest payments on its mortgage loans. A hybrid REIT combines the characteristics of both equity REITs and mortgage REITs, generally by holding both ownership and mortgage interests in real estate.

REOCs. The U.S. Fund may invest in REOCs from time to time. Like REITs, REOCs may invest in, own and manage real estate properties. REOCs do not, however, elect to qualify for the federal income tax treatment accorded REITs. As a consequence, REOCs generally offer investment potential more from capital growth and less from dividend income than do REITs.

The following investments and investment practices are not part of the U.S. Fund's principal investment strategy, but may nonetheless play a role in the U.S. Fund's portfolio.

RESTRICTED SECURITIES. The U.S. Fund may purchase restricted securities. Any security whose resale is restricted can be difficult to sell at a desired time and price. Owning a large percentage of restricted securities could hamper the U.S. Fund's ability to raise cash to meet redemptions. Also, in the absence of an established securities market, the U.S. Fund may have to estimate the value of restricted securities it holds which adds a subjective element to valuation of the U.S. Fund.

TEMPORARY DEFENSIVE INVESTING. During unusual market conditions, the U.S. Fund may place up to 100% of its total assets in cash or high quality short-term debt securities including repurchase agreements. Defensive investing may prevent the U.S. Fund from achieving its investment objective.

CASH POSITION. As a means of maintaining consistent investment performance and preserving capital in adverse market conditions, the U.S. Fund may invest up to 15% of its assets in cash or cash equivalents. These investments may include repurchase agreements which involve the U.S. Fund's buying securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the U.S. Fund could lose money.

The U.S. Fund's objective, practices and policies may be changed by the Fund's Trustees without shareholder approval as permitted by applicable law.

LEND LEASE EUROPEAN REAL ESTATE SECURITIES FUND

INVESTMENT OBJECTIVE

The European Fund's objective is total return from a combination of dividend income and long-term growth.

PRINCIPAL INVESTMENT STRATEGY

The European Fund seeks to achieve its objective by investing at least 85% of its assets in equity securities of European companies principally engaged in the real estate industry.

         - The European Fund expects to focus on the countries that comprise the European Union (the "EU") which currently includes Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom. The

              European Fund may also invest in the emerging markets of Europe including the Czech Republic, Greece, Hungary, Turkey and Poland.

Lend Lease Houlihan Rovers S.A. ("Lend Lease Houlihan Rovers"), the European Fund's sub-adviser, manages the European Fund's day to day investment activity. Lend Lease Houlihan Rovers takes a primarily bottom-up approach to selecting securities for the European Fund's portfolio. It first measures each security under consideration for the European Fund according to various quantitative parameters, such as the company's cash flow, market value, book value and earnings, relying primarily on proprietary quantitative models and estimates of the value of company assets in the private real estate market. Lend Lease Houlihan Rovers then considers its evaluation of other relevant factors, such as the company's strategic objectives, the strength of the company's management and the company's risk profile. After adjusting for these factors, Lend Lease Houlihan Rovers then uses a security's parameters to rank it against other securities in the European Fund's investment universe. This ranking, which is revised weekly, forms the basis for security selection. Lend Lease Houlihan Rovers also evaluates market sentiment as a secondary consideration in making investment decisions.

The European Fund currently expects its investments to be primarily in companies contained in the European portion (the "Europe Sub-Index") of the Salomon Smith Barney World Equity Property Index. These companies include those with large, medium and small equity market capitalizations with the majority having capitalizations below $1 billion.

         - The Europe Sub-Index is an unmanaged securities index designed to measure the performance of publicly traded European real estate companies. The composition of the Europe Sub-Index is determined by Salomon Smith Barney Incorporated and includes real estate companies representing a variety of property types. As of April 30, 2001, the Europe Sub-Index included 96 securities with available equity market capitalization of approximately $50 billion.

Under normal circumstances, the European Fund's portfolio turnover is not expected to exceed 80% per year.

PRINCIPAL RISK FACTORS

The principal risks of investing in the European Fund are the risks generally associated with investing in stocks and the risks specific to investing in the real estate industry and investing in Europe. European Fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the FDIC. The European Fund's share price will fluctuate, and it is possible to lose money by investing in the European Fund.

RISKS OF INVESTING IN STOCKS. A company's stock price may fluctuate due to circumstances unique to that company. For example, a company's business prospects may affect its stock price. If investors believe the company's business prospects are good, they will generally be willing to pay higher prices for its stock. If these expectations are not met, or if expectations are lowered, the price of the securities will tend to drop. A stock's price will also tend to rise and fall as a result of investors' perceptions of the market as a whole. In other words, the value of the European Fund's investments traded on a particular stock market is likely to decrease in value if that stock market experiences a decline. The increase or decrease in the value of the European Fund's investments in response to this phenomenon may be proportionally more or less than the increase or decrease in the value of the market. The share prices of stock issued by medium capitalization issuers will generally fluctuate more than those of large capitalization issuers, and the share price of small capitalization issuers will generally fluctuate more than those of medium and large capitalization issuers. To the extent the European Fund invests in small and medium capitalization issuers, the European Fund's share price may be more volatile than if the European Fund restricted its portfolio to large capitalization issuers.

RISKS OF THE REAL ESTATE INDUSTRY. The stock prices of companies in the real estate industry are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws which could negatively affect their value.

RISKS OF FOREIGN INVESTING. Investing in foreign securities involves special risks and costs in addition to those inherent in U.S. investments. Additional risks include foreign currency exchange rate fluctuations; political, economic or social instability; the possibility of expropriation, confiscatory taxation or withholding on dividends and capital gains; limitations on the removal of assets; adverse changes in investment or exchange control regulations; unfavorable diplomatic developments; and trading, settlement, custodial and other operational risks. In addition, foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and requirements like those applicable to U.S. companies, and many foreign markets have less stringent investor protection and disclosure standards than those in the U.S. Because of these and other factors, the value of securities of foreign companies acquired by the European Fund may fluctuate more than those of securities of domestic companies. To the extent the European Fund invests in emerging markets, these risks are magnified because emerging markets tend to be subject to greater social, economic, regulatory and political uncertainty. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments.

RISKS OF INVESTING IN EUROPE. Most developed countries in Western Europe are members of the EU. Many are also members of the European Monetary Union (the "EMU") which is implementing a single European currency. Membership in the EMU requires compliance with various restrictions on inflation, national debt levels and deficits. Compliance with the requirements for admission to the EU and EMU and for maintaining membership in these organizations can significantly affect the subject countries and the countries with which they have economic and business ties.

INDUSTRY CONCENTRATION. Because the European Fund concentrates its investments in real estate securities, it may be subject to greater risks and market fluctuations than a fund representing a broader range of industries. In addition, market performance tends to be cyclical and, in the various cycles, certain industries and investment approaches may fall in and out of favor. If the market does not currently favor the real estate industry or the European Fund's investment approach, the European Fund's gains may not be as big or its losses may be bigger than other equity funds investing in different industries or using different investment approaches.

NON-DIVERSIFIED STATUS. The European Fund is not "diversified" within the meaning of the Investment Company Act of 1940. This means that, compared with "diversified" funds, it may invest a relatively greater portion of its assets in any single issuer. As a result, the European Fund may be more susceptible to negative developments affecting a single issuer.

FUND PERFORMANCE
Because the European Fund is new and has not completed a full calendar year's operations, performance information is not included in this Prospectus. To obtain the European Fund's performance information, call 1-877-LND-LEAS (1-877-563-5327) or visit our web site at www.lendleasefunds.com .

FEES AND EXPENSES OF THE EUROPEAN FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the European Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) CLASS K AND CLASS Y SHARES

Maximum Sales Charge (Load) Imposed on Purchases
 (as a percentage of the offering price)                                                None
Maximum Deferred Sales Charge (Load)                                                    None
Maximum Sales Charge (Load) Imposed on Reinvested
 Dividends and Other Distributions                                                      None
Redemption Fee                                                                          None
Exchange Fee                                                                            None

FEES AND EXPENSES

Class K Shares

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fee*                                                                         .80%
Distribution and Service (12b-1) Fees                                                   .25%
Other Expenses**                                                                       1.85%
Total Annual Fund Operating Expenses***                                                2.90%

Fee Waivers and/or Expense Reimbursement                                               1.50%
Net Expenses                                                                           1.40%

  * Management Fee includes fees paid to Lend Lease Real Estate Investments, Inc., the European Fund's investment adviser (the "Adviser") and Lend Lease Houlihan Rovers.

 ** Because the European Fund is new, Other Expenses are based on estimated amounts for the current fiscal year.

*** The Adviser and Lend Lease Houlihan Rovers have contractually agreed to limit the Total Annual Fund Operating Expenses of Class K shares to 1.40% through January 31, 2002, subject to later reimbursement by the European Fund in certain circumstances. After January 31, 2002, the expense limitation may renew for annual periods under certain conditions.

Class Y Shares

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fee*                                                                         .80%
Distribution and Service (12b-1) Fees                                                  None
Other Expenses**                                                                       2.75%
Total Annual Fund Operating Expenses***                                                3.55%
Fee Waiver and/or Expense Reimbursement                                                2.45%
Net Expenses                                                                           1.10%

  * The Management Fee includes the fees paid to both the Adviser and Lend Lease Houlihan Rovers.

 ** Because the European Fund is new, Other Expenses are based on estimated amounts for the current fiscal year.

*** The Adviser and Lend Lease Houlihan Rovers have contractually agreed to limit the Total Annual Fund Operating Expenses of Class Y shares to 1.10% through January 31, 2002, subject to later reimbursement by the European Fund in certain circumstances. After January 31, 2002, the expense limitation may renew for annual periods under certain conditions.

EXAMPLE

The following Example will help you compare the cost of investing in the European Fund to the cost of investing in other mutual funds. The Example assumes that you invest $10,000 as an initial investment in the European Fund for the time periods indicated and redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the European Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 Year           3 Years
         Class K           $143             $756

         Class Y          $112              $861


OTHER INFORMATION REGARDING INVESTMENT PRACTICES


The following definitions provide you with further information regarding the European Fund's principal investment strategy of investing in equity securities of European companies principally engaged in the real estate industry:

COMPANIES PRINCIPALLY ENGAGED IN THE EUROPEAN REAL ESTATE INDUSTRY. The European Fund may invest in a variety of different types of companies or issuers in the real estate industry. These include real estate operating companies, companies that invest in interests in real estate, real estate developers and brokers, companies with substantial real estate holdings (such as hotel companies and land-holding companies), as well as companies whose products and services are significantly related to the real estate industry such as building supply manufacturers and financial institutions that derive the majority of their income from real estate related activities. For purposes of its investment policies, the European Fund considers a company to be principally engaged in the real estate industry if Lend Lease Houlihan Rovers determines that the company
(i) derives at least 50% of its revenues or profits from the ownership, renting, leasing, construction, management, development, financing or sale of commercial, industrial and residential real estate or related interests or (ii) has at least 50% of the value of its assets invested in commercial, industrial and residential real estate.

EUROPEAN COMPANIES. The European Fund considers the following types of companies to be European companies:

         -    companies organized under the laws of a European country;
         - companies with their principal offices located in a European country;
         -    companies whose stock is traded principally on European exchanges;
              and
         - companies that earn 50% or more of their total business revenues from Europe or have 50% or more of their assets in European countries.

EQUITY SECURITIES. The European Fund's investments will be primarily in equity securities which include common stock, preferred stock, partnership interests and other instruments evidencing an ownership interest in the issuer as well as rights, warrants and securities convertible into equity securities.

The following investments and investment practices are not part of the European Fund's principal investment strategy, but may nonetheless play a role in the European Fund's portfolio.

RESTRICTED AND ILLIQUID SECURITIES. The European Fund may purchase securities which are illiquid or subject to restrictions on resale. Any security whose resale is restricted can be difficult to sell at a desired time and price. Owning a large percentage of illiquid or restricted securities could hamper the European Fund's ability to raise cash to meet redemptions. Also, in the absence of an established securities market, the European Fund may have to estimate the value of any illiquid and restricted securities it holds which adds a subjective element to valuation of the European Fund.

TEMPORARY DEFENSIVE INVESTING. During unusual market conditions, the European Fund may place up to 100% of its total assets in cash or high quality short-term debt securities including repurchase agreements. Defensive investing may prevent the European Fund from achieving its investment objective.

The European Fund's objective, practices and policies may be changed by the Fund's Trustees without shareholder approval as permitted by applicable law.

INVESTMENT MANAGEMENT

LEND LEASE REAL ESTATE INVESTMENTS, INC.

LEND LEASE REAL ESTATE INVESTMENTS, INC., Monarch Tower, 3424 Peachtree Road, N.E., Suite 800, Atlanta, Georgia 30326, serves as investment adviser for both Funds. The Adviser is a wholly-owned subsidiary of Lend Lease Corporation Limited, an integrated real estate funds management and services company listed on the Australian and New Zealand stock exchanges. The Adviser is a full-service real estate investment advisor with substantial experience in investing and managing commercial real estate assets for institutional lenders and owners. As of December 31, 2000, the Adviser managed approximately $44 billion in U.S. assets on behalf of its clients and investors in its funds, which include a wide variety of public and corporate pension funds, insurance companies, endowments, foundations and foreign institutions. The Adviser ranks as a leading advisor to pension funds regarding investments in U.S. real estate. The Adviser is co-headquartered in New York, New York and Atlanta, Georgia.

LEND LEASE ROSEN REAL ESTATE SECURITIES LLC (U.S. FUND SUB-ADIVSER)

Lend Lease Rosen Real Estate Securities LLC ("Lend Lease Rosen"), 1995 University Avenue, Suite 550, Berkeley, California 94704, is responsible for the day to day management of the U.S. Fund's investment program. Lend Lease Rosen is a real estate investment management company founded in 1993 by Dr. Kenneth T. Rosen. In 1997, the Adviser acquired a 50% interest in Lend Lease Rosen. As of December 31, 2000, assets under management were approximately $1.4 billion. Lend Lease Rosen is a research driven investment management firm managing assets principally on behalf of institutional investors. Lend Lease Rosen uses both a top-down and a bottom-up approach to construct the investment portfolios it manages.

The U.S. Fund pays an annual fee of .80% of its average daily net assets for the services provided by the Adviser and Lend Lease Rosen.

The Adviser and Lend Lease Rosen have contractually agreed to limit the U.S. Fund's total operating expenses to 1.25% of the average daily net assets for the U.S. Fund's Class K shares and 0.97% of the average daily net assets for the U.S. Fund's Class Y shares through January 31, 2002. After that date, the expense limitation will renew for one-year periods if certain conditions are met. With respect to each waiver or reimbursement in connection with maintaining the foregoing expense limitations, the U.S. Fund is obligated to repay the amount waived or reimbursed for a class to the extent that repayment would not cause the total operating expenses for the year in which the repayment is made to exceed 1.25% of average daily net assets for the U.S. Fund's Class K shares and 0.97% of average daily net assets for the U.S. Fund's Class Y shares. The U.S. Fund's repayment obligation with respect to a particular waiver or reimbursement ends with the third anniversary of the waiver or reimbursement. The Adviser has contractually agreed that in the event that the foregoing expense limitation for Class K shares or Class Y shares is not renewed, the Adviser will, through January 31, 2011, limit Total Annual Fund Operating Expenses for that class of shares to 2.25%.

Portfolio Managers (U.S. Fund)

The U.S. Fund is managed by a portfolio management team that includes Michael A. Torres (portfolio manager) and Jennifer Lyons, Greg Prophet and Tanya Steinhofer (portfolio analysts). They are responsible for the day to day management of the U.S. Fund and the selection of the U.S. Fund's investments.

Michael Torres is co-president of Lend Lease Rosen and has 14 years of real estate and securities research experience. Mr. Torres joined Lend Lease Rosen in February 1995 and is responsible for its operations, client services and research. Prior to joining Lend Lease Rosen, Mr. Torres was Director of real estate and Portfolio Manager at Wilshire Associates from 1990 to 1995. He has a B.A. in architecture and an M.B.A. in economics from the University of California, Berkeley.

Jennifer Lyons, CPA, is a Vice President of Lend Lease Rosen and oversees research for Lend Lease Rosen with responsibility for company-specific research and portfolio strategy. Ms. Lyons joined Lend Lease Rosen in 1998 and has a B.A. from the University of California, Santa Barbara and an M.B.A. from the University of California, Berkeley. Prior to joining Lend Lease Rosen, Ms. Lyons was a research analyst at Montgomery Securities from 1996 to 1998. Prior to this, she was a Portfolio Administrator at Barclay's Global Investors.

Gregory Prophet is a Vice President of Lend Lease Rosen and is responsible for company-specific research and oversees Lend Lease Rosen's proprietary quantitative model. Mr. Prophet has been with Lend Lease Rosen for 6 years and has a B.A. from the University of California, Los Angeles and an M.B.A. from the University of California, Berkeley.

Tanya Steinhofer is a Vice President of Lend Lease Rosen and is responsible for company-specific research and portfolio strategy. Ms. Steinhofer joined Lend Lease Rosen in 2001 and received a B.A. in Political Economy of Industrialized Societies (P.E.I.S.) and an M.B.A. from the University of California, Berkeley. Prior to joining Lend Lease Rosen, Ms. Steinhofer worked as an Associate in Real Estate Investment Research at Goldman Sachs from 1999 to 2001, completed her M.B.A. from 1997 to 1999 and was a project manager with Risk Management Solutions from 1994 to 1997.

She is a candidate for Level II of the CFA program.



LEND LEASE HOULIHAN ROVERS S.A. (EUROPEAN FUND SUB-ADVISER)

Lend Lease Houlihan Rovers S.A. ("Lend Lease Houlihan Rovers"), Chaussee de la Hulpe 166, 1170 Brussels, Belgium, is responsible for the day to day management of the European Fund's investment program. Lend Lease Houlihan Rovers is a real estate investment management company founded in February 2000 by Joseph Houlihan, Gerios Rovers and an affiliate of the Adviser that owns a controlling interest in Lend Lease Houlihan Rovers. Lend Lease Houlihan Rovers is a research driven investment management firm with a focus on managing assets principally on behalf of institutional investors.

The European Fund pays an annual fee of 0.80% of its average daily net assets for the services provided by the Adviser and Lend Lease Houlihan Rovers.

The Adviser and Lend Lease Houlihan Rovers have contractually agreed to limit the total operating expenses of the European Fund's Class K and Class Y shares to 1.40% and 1.10% of each Class' respective average daily net assets through January 31, 2002. After that date, each expense limitation will renew for one year periods if certain conditions are met. With respect to each waiver or reimbursement in connection with maintaining an expense limitation, the European Fund is obligated to repay the amount waived or reimbursed to the extent that repayment would not cause the European Fund's total operating expenses for the year in which the repayment is made to exceed 1.40% and 1.10% of the European Fund's average daily net assets for Class K and Class Y shares, respectively. The European Fund's repayment obligation with respect to a particular waiver or reimbursement ends with the third anniversary of the waiver or reimbursement.

Portfolio Managers (European Fund)

The European Fund is managed by a portfolio management team that consists of W. Joseph Houlihan and Gerios J.M. Rovers. They are responsible for the day to day management of the European Fund and the selection of the European Fund's investments.

W. Joseph Houlihan is a Managing Director of Lend Lease Houlihan Rovers. In this capacity, he shares responsibility with Mr. Rovers for oversight of all research and investment activities and for developing client relationships. Prior to founding Lend Lease Houlihan Rovers with Mr. Rovers and an affiliate of the Adviser in February 2000, Mr. Houlihan spent 2 1/2 years at Security Capital Global Capital Management Group (Europe) S.A. ("SC GCMG (Europe)") as Managing Director. SC GCMG (Europe) provided European real estate securities management services to institutional investors and a mutual fund. Prior to joining SC GCMG (Europe), Mr. Houlihan spent 18 years at GIM Algemeen Vermogensbeheer, a Dutch investment management company, as Executive Vice President and Director. There he specialized in global negotiable and non-negotiable real estate investments and developed GIM's real estate securities investment process and client base. Prior to joining GIM, Mr. Houlihan was a Vice President at John G. Wood and Associates, a diversified real estate development and investment company, and with Chase Manhattan Bank's trust department. Mr. Houlihan has over 20 years of experience in researching and managing real estate securities. He received his M.B.A. from the University of Leuven, Belgium and his B.S. from New York University. Mr. Houlihan is based in Brussels, Belgium.

Gerios J.M. Rovers is a Managing Director of Lend Lease Houlihan Rovers. In this capacity, he shares responsibility with Mr. Houlihan for oversight of all research and investment activities and for developing client relationships. Prior to founding Lend Lease Houlihan Rovers with Mr. Houlihan and an affiliate of the Adviser in February 2000, Mr. Rovers spent 2 1/2 years as a Vice President at Security Capital Global Capital Management Group (Europe) S.A. where he was responsible for the development and implementation of portfolio strategies. Prior to joining Security Capital in 1997, Mr. Rovers was an Associate Director of GIM Algemeen Vermogensbeheer, a Dutch investment management company, where he managed global real estate securities portfolios for domestic and foreign clients. Mr. Rovers has over 10 years of experience in managing global real estate securities. Mr. Rovers received his degree from the University of Tilburg in the Netherlands. Mr. Rovers is based in Brussels, Belgium.


BUYING, SELLING AND EXCHANGING SHARES

BEFORE YOU INVEST

Available Share Classes. The Funds offer investors three different classes of shares - Class A, Class K and Class Y. Class K and Class Y shares are discussed in this prospectus. Class A shares are not currently offered. The different classes represent investments in the same portfolio of securities, but each class has different expenses and will likely have different share prices. When you buy shares, remember to specify the class of shares you want to buy.

- Class K Shares. If you buy Class K shares, you will not pay an up-front sales charge or "load", nor will you be subject to a redemption charge. Your Class K shares will, however, be subject to a Distribution and Service Fee. See "Distribution and Service Fee (12b-1 Plan)" for further information.

- Class Y Shares. If you buy Class Y shares, you will not pay an up-front sales charge or "load", nor will you be subject to a redemption charge.

Account Registration. When purchasing shares, you need to select the appropriate form of account registration. There are many different types of mutual fund ownership. How you register your account with the Funds can affect your legal interests, as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax adviser to determine what form of account registration best meets your needs.

Available forms of registration include:

- Individual ownership. If you have reached the legal age of majority in your state of residence, you may open an individual account.

- Joint ownership. Two or more individuals may open an account together as joint tenants with right of survivorship, tenants in common or as community property.

- Custodial account. You may open an account for a minor under the Uniform Gift to Minors Act/Uniform Transfers to Minors Act for your state of residence.

- Business/trust ownership. Corporations, trusts, charitable organizations and other businesses may open accounts.

- IRAs and other tax deferred accounts. The Funds offer a variety of retirement accounts for individuals and institutions. Please refer to "Retirement Account Options" below for more information about these types of accounts.

Account Minimums. You also need to decide how much money to invest. The following chart shows you the minimum amounts that you will need to open or add to certain types of accounts. The Funds may waive the minimum investment amounts at any time.

Type of                       Initial Minimum           Additional Minimum
Account                       Purchase                  Purchase
Regular (Individual, joint,   Class K      Class Y      Class K       Class Y
business or trust)            $10,000      $250,000     $250          $10,000
IRA (including spousal,       Class K      Class Y      Class K       Class Y
Roth and SEP)                 $1,000       $250,000     $250          $10,000
Gifts to Minors               Class K      Class Y      Class K       Class Y
(UTMA/UGMA)                   $10,000      $250,000     $250          $10,000
Automatic Investment Plan     Class K      Class Y      Class K       Class Y
                              $5,000       *            $250          *

* The Automatic Investment Plan is not available for Class Y shares of the Funds.

Determining Your Share Price. The price at which you purchase and sell a Fund's shares is called the Fund's net asset value ("NAV") per share. Each Fund calculates NAV by taking the total value of its assets, subtracting its liabilities, and dividing the total by the number of Fund shares that are outstanding. Each Fund calculates its NAV as of the close of trading on the New York Stock Exchange (the "Exchange")(usually 4:00 p.m. Eastern time) on each day the Exchange is open for trading. The Funds do not calculate NAV on days the Exchange is closed (including national holidays and Good Friday). NAV is determined separately for each class of shares. When you purchase or redeem a Fund's shares, the price you receive will be the next NAV calculated after your transaction request is received in good order by the Fund or other financial intermediary with the authority to accept orders on the Fund's behalf.

The value of each Fund's assets is based on the current market value of its investments. If a security has a readily available market quotation, a Fund uses that quotation as its market value. If a security does not have a readily available market quotation, a Fund values the security based on fair value, as determined in good faith in accordance with the guidelines established by the Funds' board of trustees. Each Fund may use pricing services to assist in the determination of market value.

HOW TO PURCHASE SHARES

You can buy shares directly from the Funds or through a Registered Investment Adviser, a broker-dealer or other institution that the Funds have authorized to sell shares.

Class K Shares. Class K shares are sold at net asset value per share without an initial sales charge.

Class Y Shares. Class Y shares are sold at net asset value per share without an initial sales charge.

To open an account or buy additional shares from the Funds, just follow these steps:

TO OPEN AN ACCOUNT

BY MAIL:

- Complete and sign the account application. If you do not complete the application properly, your purchase may be delayed or rejected.

- Make your check payable to "Lend Lease Funds." The Funds do not accept cash, credit cards, third party checks, travelers checks or checks drawn on banks outside the U.S.

Mail application and check to:
Lend Lease Funds
P.O. Box 1192
Milwaukee, WI 53201-1192

By overnight courier, send to:
Lend Lease Funds
803 West Michigan Street, Suite A
Milwaukee, WI 53233-2301

BY TELEPHONE

- You may not make your initial purchase by telephone.

BY WIRE

- To purchase shares by wire, the Funds must have received a completed application and issued an account number to you. Call 1-877-LND-LEAS (1-877-563-5327) for instructions prior to wiring the funds.

- Send your investment to Lend Lease Funds with these instructions.

         UMB Bank, n.a.
         ABA # 101000695
         For Credit to Lend Lease Funds

         A/C # 9870983966

For further credit to: investor account number; name(s) of investor(s); SSN or TIN; name and class of Fund

TO ADD TO AN EXISTING ACCOUNT

BY MAIL:

- Complete the investment slip that is included in your account statement, and write your account number on your check.

- If you no longer have your investment slip, please reference your name, account number and address on your check.

- Make your check payable to "Lend Lease Funds."

Mail the slip and the check to:
Lend Lease Funds
P.O. Box 1192
Milwaukee, WI 53201-1192

BY TELEPHONE

- You automatically have the privilege to purchase additional shares by telephone unless you have declined this service on your account application. You may call 1-877-LND-LEAS (1-877-563-5327) to purchase shares for an existing account.

- Investments made by electronic funds transfer must be in amounts of at least $250 and not greater than $20,000.

BY WIRE:

Send your investment to Lend Lease Funds by following the instructions listed above.

If your purchase request is received by the Funds, broker-dealer or other authorized agent before close of trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time) on a business day, your request will be executed at that day's NAV, provided that your application is in good order. "Good order" means that the Funds have received your properly completed, signed application, your payment, and any supporting legal documentation that may be required. If your request is received after close of trading, it will be priced at the next business day's NAV. Shares purchased by wire will receive the NAV next determined after the Funds receive your completed application, the wired funds and all required information is provided in the wire instructions.

ADDITIONAL PURCHASE INFORMATION

- All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash, credit cards, travelers checks or third party checks will be accepted.

- The Funds do not issue certificates for shares.

- If your check does not clear, your purchase will be cancelled. You will be responsible for any resulting losses or expenses (including a $20 fee) incurred by the

Funds. The Funds may redeem shares you own in this or another identically registered Fund account as reimbursement for any such losses.

- You must provide the Funds with a Social Security Number or Taxpayer Identification Number before your account can be established. If you do not certify the accuracy of your Social Security or Taxpayer Identification Number on your account application, the Funds will be required to withhold Federal income tax at a rate of 31% from all of your dividends, capital gain distributions and redemptions.

- Generally, the Funds are offered and sold only to residents of the United States. This prospectus should not be considered a solicitation to buy or an offer to sell shares of the Funds in any jurisdiction where it would be unlawful to do so under the securities laws of that jurisdiction.

- The Funds will not accept your application if you are investing for another person as attorney-in-fact. The Funds will not accept applications that list "Power of Attorney" or "POA" in the registration section.

- Once you place your order, you may not cancel or revoke it. The Funds may reject a purchase order for any reason.

Transactions Through Financial Services Agents. In addition to purchasing shares from the Funds, you may invest through a financial services agent. Financial advisers, broker-dealers and other financial services agents may charge transaction and other fees and may set different minimum investments or limitations on buying and selling shares, than those described in the prospectus. In addition, these intermediaries may place limits on your ability to use services the Funds offer.

HOW TO SELL SHARES

You may sell your shares of a Fund on any day the Fund is open for business by following the instructions below. You may elect to have redemption proceeds sent to you by check, wire or electronic funds transfer. Each Fund normally pays redemption proceeds within two business days, but may take up to seven days. You can redeem shares purchased by check at any time. However, while a Fund will process your redemption on the day it receives your request in good order, it will not pay your redemption proceeds until your check has cleared, which may take up to 10 calendar days from the date of purchase. You can avoid this delay by purchasing shares by a federal funds wire. Please note that this provision is intended to protect each Fund and its shareholders from loss.


BY MAIL:

- Send a letter of instruction that includes your account number, the Fund name, the dollar value or number of shares you want to sell, and how and where to send the proceeds.

- Sign the request exactly as the shares are registered. All registered owners must sign.

- Include a signature guarantee, if necessary (see "Signature Guarantees," below).

Mail your request to:
Lend Lease Funds
P.O. Box 1192
Milwaukee, WI  53201-1192

By overnight courier, send to:
Lend Lease Funds
803 West Michigan Street, Suite A
Milwaukee, WI  53233-2301

BY TELEPHONE:

- You automatically have the privilege to redeem shares by telephone unless you have declined this option on your account application.

- Call 1-877-LND-LEAS (1-877-563-5327), between 8:00 a.m. and 8:00 p.m. Eastern time. You may redeem as little as $1,000 and as much as $20,000 by telephone.

- Telephone redemptions are not available for retirement plan accounts.

BY WIRE:

- If you choose to redeem your shares by wire, your redemption proceeds will be sent to your bank account of record. A $10 fee will be deducted from your proceeds for Class K or Y shares.

- If you wish to have your redemption proceeds sent by wire to a bank account other than that of record, you must provide a written request signed by all owners of the account with signatures guaranteed.

Redemption requests received in good order before close of trading on the New York Stock Exchange (typically, 4:00 p.m. Eastern time) will be processed at that day's NAV. "Good order" means that for redemptions, you have included all required information and documentation along with any required signature guarantees. Redemption requests sent by facsimile will not be honored.

Please note that the Funds may require additional documents for redemptions by corporations, executors, administrators, trustees and guardians. If you have any questions about how to redeem shares, or to determine if a signature guarantee or other documentation is required, please call 1-877-LND-LEAS (1-877-563-5327).

ADDITIONAL REDEMPTION PROVISIONS

- Once we receive your order to sell shares, you may not revoke or cancel it. We cannot accept an order to sell that specifies a particular date, price or any other special conditions.

- If you are redeeming from an IRA, please tell us the proper tax withholding on your redemption request. If you did not make a tax election on your IRA application, we will automatically withhold 10% of your redemption proceeds. (The Funds charge $12.50 for a redemption from an IRA account.)

- If your redemption request exceeds the amount that you currently have in your account, your entire account will be redeemed. The automatic purchase plan that you have initiated for the account will be cancelled.

- Each Fund reserves the right to suspend the redemption of Fund shares when the securities markets are closed, trading is restricted for any reason, an emergency exists and disposal of securities owned by the Fund is not reasonably practicable, the Fund cannot fairly determine the value of its net assets, or the Securities and Exchange Commission permits the suspension of the right of redemption or postpones the date of payment of a redemption.

- If the amount you redeem is large enough to affect a Fund's operations or the Fund otherwise deems it desirable or necessary, the Fund may, subject to certain limitations, pay all or a portion of your redemption "in kind." This means that the Fund may pay you in portfolio securities rather than cash. If this occurs, you may incur transaction costs when you sell the securities you receive.

Redeeming Shares Through Third Parties. A broker-dealer, financial institution or other service provider may charge a fee to redeem your Fund shares. If the service provider is the shareholder of record, the Funds may accept redemption requests only from that provider.

Telephone Transactions

- In times of drastic economic or market conditions, you may have difficulty selling shares by telephone. Each Fund reserves the right to temporarily discontinue or limit the telephone purchase, redemption or exchange privileges at any time during such periods. If you are unable to reach the Funds by telephone, please send your redemption request via overnight courier at the address provided above.

- Each Fund reserves the right to refuse a telephone redemption request if it believes it is advisable to do so. The Funds use procedures reasonably designed to confirm that telephone redemption instructions are genuine. These may include recording telephone transactions, testing the identity of the caller by asking for account information and sending prompt written confirmations. The Funds may implement other procedures from time to time. If these procedures are followed, the Funds and their service providers will not be liable for any losses due to unauthorized or fraudulent instructions.

Signature Guarantees. The Funds will require the signature guarantee of each account owner to redeem shares in the following situations:

- to change ownership on your account;

- to send redemption proceeds to a different address than is currently on the account;

- to have the proceeds paid to someone other than the account's owner;

- to transmit redemption proceeds by federal wire transfer or ACH to a bank other than your bank of record;

- if a change of address request has been received by the transfer agent within the last 30 days; or

- if your redemption is for more than $20,000.

Each Fund requires signature guarantees to protect both you and the Fund from possible fraudulent requests to redeem shares. You can obtain a signature guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. A notary public is not an acceptable signature guarantor.

Small Accounts. All Fund account owners share the high cost of maintaining accounts with low balances. To reduce this cost, each Fund reserves the right to close an account when a redemption or exchange leaves your account balance below $8,000 for Class K shares or $200,000 for Class Y shares, or you discontinue the automatic investment plan before you reach the minimum. We will notify you in writing before we close your account, and you will have 60 days to add additional money to bring the balance up to $8,000 for Class K shares or $200,000 for Class Y shares or to renew your automatic investment plan (available for Class K shares only). This provision does not apply to retirement plan accounts or to UGMA/UTMA accounts.

HOW TO EXCHANGE SHARES

You may exchange all or a portion of your investment in the U.S. Fund for shares of the same class of the European Fund, and vice versa. You may exchange shares by mail or by telephone. You automatically are granted telephone transaction privileges unless you decline them on your account application. Any new account established through an exchange will have the same privileges as your original account and will also be subject to the minimum investment requirements described above. Aside from this requirement, there is a $1,000 minimum for exchanging shares. Currently, there is no fee for an exchange. Exchanges will be executed on the basis of the relative NAV of the shares exchanged. An exchange is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable gain or loss.

Each Fund is intended to be a long-term investment vehicle and not to provide a means of speculating on short-term market movements. In addition, excessive trading can hurt a Fund's performance and shareholders. Each Fund may change, eliminate or temporarily suspend the exchange privilege at any time (for example, during unusual market conditions), may limit or cancel any shareholder's exchange privilege and may refuse to accept any exchange purchases, particularly those which are associated with "market timing" strategies or which the Fund believes may otherwise potentially adversely affect the Fund.

During periods of significant economic or market change, telephone transactions may be difficult to complete. If you are unable to contact the Funds by telephone, you may also mail the requests to the Funds at the address provided under "TO OPEN AN ACCOUNT - BY MAIL" above.

MAKING CHANGES TO YOUR ACCOUNT

You may call or write the Funds to make changes to your account. Common changes include:

Name changes. If your name has changed due to marriage or divorce, send the Funds a letter of instruction signed with both your old and new names. Include a certified copy of your marriage certificate or have your signatures guaranteed.

Address changes. The easiest way to notify the Funds is to return the stub from a recent confirmation or statement. You can also call 1-877-LND-LEAS (1-877-563-5327) with any changes.

Transfer of account ownership. Send the Funds a letter including your account number, the share class, number of shares or dollar amount that are being transferred along with the name, address and Social Security or Taxpayer Identification Number of the person to whom the shares are being transferred. All living registered owners must sign the letter. You will also need to include a signature guarantee. Corporations, businesses and trusts may have to provide additional documents. In order to avoid delays in processing account transfers, please call us at 1-877-LND-LEAS (1-877-563-5327) to determine what additional documents are required.

SPECIAL FEATURES AND SERVICES

Retirement Account Options

The Funds offer a variety of retirement accounts for individuals and organizations. These accounts may offer you tax advantages. For information on establishing retirement accounts, please call 1-877-LND-LEAS (1-877-563-5327). You should consult with your legal and/or tax adviser before you establish a retirement account.

The Funds currently offer the following kinds of retirement accounts:
-        Traditional IRA (including spousal IRA)
-        "Rollover" IRA
-        Roth IRA
-        SEP IRA
-        Simple IRA

The Funds are also available for investment by other retirement plans. Please call 1-877-LND-LEAS (1-877-563-5327) for additional information.

ACH Transactions.

If you would like to purchase shares electronically or have redemption proceeds sent directly to your bank account, you must first have certain bank account information on file with us so that funds can be transferred electronically between your Fund account and bank account. You will receive the NAV next calculated after receipt of your instructions in good order. There is no charge to you for this procedure. Each Fund requires 10 business days to verify your bank information before initiating this privilege. You can establish this privilege by filling out the appropriate section of your account application. If you did not select the electronic purchase or redemption options on your original application, call us at 1-877-LND-LEAS (1-877-563-5327).

Automated Telephone Service

The Funds offer 24-hour, seven days a week access to Fund and account information via a toll-free line. The system provides total returns, share prices and price changes for the Funds, gives you account balances and history (e.g., last transaction, latest dividend distribution), and market commentary from each Fund's management team. To access the automated system, please call 1-877-LND-LEAS (1-877-563-5327). You may also access account information from the Funds' web site at www.lendleasefunds.com.


Automatic Investment Plan (AIP) (Class K shares only)

To make regular investing more convenient, you can open an automatic investment plan with an initial investment of $5,000 and a minimum investment of $250 per month after you start your plan. We will automatically transfer from your checking or savings account the amount you want to invest on any of the following days: the 5th, 10th, 15th, 20th, 25th or last day of each month. There is no charge for this service, but if there is not enough money in your bank account to cover the withdrawal you will be charged $20, your purchase will be cancelled and you will be responsible for any resulting losses to the Funds. You can terminate your automatic investment plan at any time by calling the Funds at least 10 days before your next scheduled withdrawal date. To implement this plan, please fill out the appropriate area of your application, or call 1-877-LND-LEAS (1-877-563-5327) for assistance.

OTHER SHAREHOLDER INFORMATION

Shareholder Communications

Confirmations. You will receive a confirmation each time you buy, sell or exchange Fund shares. Automatic investment plan participants receive quarterly confirmations of all automatic transactions. Please review your confirmation and notify us immediately if there are any discrepancies in the information.

Quarterly and annual statements. You will receive a quarterly statement providing year-to-date information, including all distributions, purchases and redemptions of Fund shares. Your December statement will include a listing of all transactions for the entire year.

Semi-annual and annual reports. The Funds send semi-annual and annual reports to their shareholders. These reports provide financial information on your investments and give you a "snapshot" of each Fund's portfolio holdings at the end of its semi-annual and fiscal year periods. Additionally, the annual report discusses the factors that materially affected the Funds' performance for their most recently completed year, including relevant market conditions and the investment strategies and techniques that were used.

Prospectus. Each year, the Funds send all shareholders a new prospectus. Please read the prospectus and keep it for future reference.

Form 1099. Each year you will receive a Form 1099-DIV, showing the source of distributions for the preceding year and a Form 1099-B showing any shares you sold during the year.

Form 1099R. If you received a distribution from an IRA account during the year, you will receive a Form 1099R.

Form 5498. If you contributed to an IRA during the year, you will receive a Form 5498 verifying your contribution.

Transactions Through Financial Services Agents and Sub-Agents

The Funds may authorize one or more broker-dealers or other financial services agents or sub-agents to accept purchase, redemption and exchange orders on the Funds' behalf. In these cases, the Funds will be deemed to have received an order when an authorized financial services agent or sub-agent accepts the order, and your order will be priced at the Funds' NAV next computed after it is received in good order by the financial services agent or sub-agent. Designated financial services agents and sub-agents are responsible for transmitting accepted orders and payment for the purchase of shares to the transfer agent within the time period agreed upon by them. If payment is not received within the time specified, your transaction may be cancelled, and the financial services agent will be held responsible for any resulting fees or losses.

Distribution and Service Fees - Class K Shares

(12b-1 Plan)

Each Fund has adopted a 12b-1 Plan for its Class K shares under which the Fund may pay up to 0.25% of the average daily net assets attributable to Class K shares for certain service and distribution expenses incurred by this class of shares. (This type of plan is named after the rule under the securities laws which permits it.) Because 12b-1 Plan fees paid by a Fund are an ongoing expense, they will increase the cost of an investment in the Fund's Class K shares, and over time, may cost an investor in Class K shares more than other types of sales charges.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Fund intends to distribute virtually all of its net investment income and net realized capital gains at least once a year. Each Fund will automatically reinvest your dividends and capital gain distributions in additional Fund shares unless you elect to have them paid to you in cash on your account application. If you elect to have your distributions paid in cash, the Fund will send a check to your address of record.

A dividend from net investment income represents the income a Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses. Each Fund intends to pay dividends quarterly. A capital gain is the gain that a Fund recognizes in connection with the sale or disposition of a security that has appreciated in value since it was acquired by the Fund. Each recognized capital gain is either short-term or long-term. Capital gains distributions may be taxable at different rates depending on the length of time a Fund holds its assets. The short-term or long-term status of any capital gains distribution is determined by how long a Fund has held the underlying security that was sold, rather than how long you have held your Fund shares. Each Fund intends to pay capital gains annually, usually in December.

The U.S. Fund may also receive distributions of short-term, long-term and unrecaptured Section 1250 capital gains from REITs. To the extent the U.S. Fund receives such distributions, such capital gains (including unrecaptured Section 1250 capital gains) will be distributed to shareholders of the U.S. Fund.

You will participate in any distributions that a Fund declares starting the day after your purchase of the Fund's shares is effective. Because the REITs the U.S. Fund invests in do not provide complete information about the taxability of their distributions until after the calendar year end, the U.S. Fund may not be able to determine how much of its distribution is taxable to shareholders until after the January 31 deadline for issuing Form 1099-DIV. As a result, the U.S. Fund may request permission from the Internal Revenue Service each year for an extension of time to issue Form 1099-DIV until February 28.

Buying a dividend.

Unless you invest through a tax deferred retirement account (such as an IRA), it generally is not to your advantage to buy a Fund's shares shortly before the Fund makes a distribution. This is known as "buying a dividend." Buying a dividend may cost you money in taxes because you will receive, in the form of a taxable distribution, a portion of the money you just invested (even if you elected to have it reinvested in additional Fund shares). To avoid "buying a dividend," check the Funds' proposed distribution schedule before you invest by calling 1-877-LND-LEAS (1-877-563-5327).

Taxes

You will be subject to federal income tax on all Fund distributions regardless of whether you receive them in cash or elect to have them reinvested in Fund shares. Dividend distributions and distributions of a Fund's net short-term capital gains are taxable to you as ordinary income. Distributions of a Fund's net long-term capital gains are taxable to you as long-term capital gains. Distributions of unrecaptured Section 1250 capital gains are taxable to you as ordinary income if you are in the 15% tax bracket or at a rate of 25% if you are in the 28% or higher tax bracket.

The U.S. Fund's REIT investments may generate significant non-cash deductions, such as depreciation on real estate holdings, while having greater cash flow to distribute to its shareholders. If a REIT distributes more cash than it has taxable income, a return of capital results. The U.S. Fund may pay a return of capital distribution to you by distributing more cash than its taxable income. The cost basis of your shares will be decreased by the amount of returned capital, which may result in a larger capital gain when you sell your shares. Although a return of capital is not generally taxable to you upon distribution, it would be taxable to you as a capital gain if your cost basis in the shares is reduced to zero.

If you sell or exchange your shares, any gain or loss is a taxable event. You may also be subject to state and local income taxes on dividends or capital gains from the sale or exchange of Fund shares.

This tax information provides only a general overview. It does not apply if you invest in a tax deferred retirement account such as an IRA. Please consult your own tax adviser about the tax consequences of a Fund investment.

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand each Fund's financial performance since inception. Certain information reflects financial information for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost), on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers, LLP, whose report, along with the Funds' financial statements, are included in the Annual Report, which is available upon request.


                                            LEND LEASE U.S. REAL                LEND LEASE EUROPEAN REAL ESTATE
                                           ESTATE SECURITIES FUND                       SECURITIES FUND

                                            Class K       Class Y                  Class K           Class Y
                                            -------       -------                  -------           -------
                                      PERIOD ENDED JANUARY 31, 2001(1)          PERIOD ENDED JANUARY 31, 2001(3)

NET ASSET VALUE, BEGINNING OF
PERIOD                                        $10           $10                      $10               $10

INCOME FROM INVESTMENT OPERATIONS
Net investment income                        0.53           0.66                     0.04               -
Net realized and unrealized gain on
investments                                  2.58           2.49                     0.19              0.18
                                             ----           ----                     ----              ----

Total from investment operations             3.11           3.15                     0.23              0.18
                                             ----           ----                     ----              ----

DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income        (0.54)         (0.72)                   (0.02)              -

Distributions from capital gains            (0.02)         (0.03)                     -                 -

Total distributions                         (0.56)         (0.75)                   (0.02)              -
                                            ------         ------                   ------              -

NET ASSET VALUE, END OF PERIOD              $12.55         $12.40                   $10.21            $10.18
                                            ======         ======                   ======            ======

TOTAL RETURN(2)                             31.33%         31.66%                   2.26%             1.80%

SUPPLEMENTAL DATA AND RATIOS:

Net Assets, end of period                 $11,727,066     $686,703               $10,240,410           $795

Ratio of expenses to average net assets      1.25%         0.97%                    1.40%             1.10%

Ratio of expenses before waivers to
average net assets                           7.36%         22.69%                   12.69%              -
Ratio of net investment income to
average net assets                           5.02%         5.80%                    0.99%               -
Ratio of net investment income before
waivers to average net assets              (1.09)%         (15.91)%                (8.31)%              -
Portfolio Turnover Rate                       25%           25%                       0%                0%

                  (1) Commenced operations February 16, 2000.
                  (2) Not annualized.
                  (3) Commenced operations December 15, 2000.

                  LEND LEASE FUNDS

Trustees
Susan J. Lloyd-Hurwitz, Chairman
Hubbard R. Garber
William J. Klipp
Kevin Malone
Michael A. Torres

Fund Distributor
Sunstone Distribution Services, LLC
803 West Michigan Street, Suite A
Milwaukee, WI  53233-2301

Transfer Agent
Sunstone Financial Group, Inc.
803 West Michigan Street, Suite A
Milwaukee, WI  53233-2301

Custodian
UMB Bank, n.a.
928 Grand Avenue
Kansas City, MO 64106

Legal Counsel
Goodwin Procter LLP
Exchange Place
Boston, MA  02109

Independent Accountants
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, CA  94105

For More Information

Additional information about the Funds is available in the Funds' Statement of Additional Information, and their annual and semi-annual reports to shareholders, all of which are available to you free upon request. The Statement of Additional Information is incorporated by reference into (is legally part of) this Prospectus. In the Funds' annual report, you will find discussions of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

To request the Funds' Statement of Additional Information, annual report or semi-annual report, or other information about the Funds or to make shareholder inquiries:

         Call:    1-877-LND-LEAS (1-877-563-5327)

         Or write to:      Lend Lease Funds
                           P.O. Box 1192
                           Milwaukee, WI  5320-1192

Information about the Funds (including the Statement of Additional Information) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available in the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by E-mail request to publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                                 PRIVACY POLICY

The Funds collect nonpublic personal information about individuals from the following sources:

- Information the Funds receive from an individual on applications or other forms; and

- Information about an individual's transactions with the Funds.

The Funds do not disclose any nonpublic personal information about shareholders or former shareholders to anyone, except as permitted by law. The Funds restrict access to nonpublic personal information about shareholders to those employees who need to know that information in connection with the Funds' operations and to service providers in connection with the Funds' operations. The Funds maintain physical, electronic and procedural safeguards that comply with federal standards to protect shareholders' nonpublic personal information.


Investment Company Act Registration Number 811-9679.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                                LEND LEASE FUNDS

                   LEND LEASE U.S. REAL ESTATE SECURITIES FUND

                 LEND LEASE EUROPEAN REAL ESTATE SECURITIES FUND


This Statement of Additional Information describes the Class A, Class K and Class Y shares of Lend Lease U.S. Real Estate Securities Fund (the "U.S. Fund") and Class A, Class K and Class Y shares of Lend Lease European Real Estate Securities Fund (the "European Fund"), (individually referred to as a "Fund" and collectively referred to as the "Funds") and should be read in conjunction with the Prospectus dated May 31, 2001 describing the class in which you intend to invest. The Funds' Class A shares are not currently available for investment. The Funds' Class A shares are described in one Prospectus; the Funds' Class K and Class Y shares are described in another. This Statement of Additional Information is incorporated by reference in its entirety into each Prospectus. Because this Statement of Additional Information is not itself a prospectus, you should not make an investment in Fund shares based solely on the information contained herein. You may obtain a Prospectus without charge by calling 1-877-LND-LEAS (1-877-563-5327) or by writing to Lend Lease Funds, P.O. Box 1192, Milwaukee, Wisconsin 53201-1192.

Portions of the Annual Report, dated January 31, 2001 of Lend Lease Funds (File No. 811-09679) as filed with the Securities and Exchange Commission (the "SEC" or the "Commission") on April 4, 2001 are incorporated herein. A copy of the Annual Report is supplied with this Statement of Additional Information. You may obtain an additional copy of the Annual Report, without charge upon request, by calling 1-877-LND-LEAS (1-877-563-5327).

This Statement of Additional Information is dated May 31, 2001.

                                TABLE OF CONTENTS

                                                                                                          Page
                                                                                                          ----
FUND ORGANIZATION................................................................................            3
INVESTMENT POLICIES AND PRACTICES................................................................            3
         Investment Restrictions.................................................................            3
         Investment Strategies and Risks.........................................................            4
MANAGEMENT OF THE FUND...........................................................................           17
         Trustees and Officers...................................................................           17
         Control Persons and Principal Holders of Securities.....................................           20
INVESTMENT MANAGEMENT AND OTHER SERVICES.........................................................           20
         Adviser.................................................................................           20
         Sub-Adviser (U.S. Fund).................................................................           21
         Sub-Adviser (European Fund).............................................................           21
         Administration and Fund Accounting......................................................           22
         Transfer Agent and Dividend-Paying Agent................................................           23
         Custodian...............................................................................           23
         Distributor.............................................................................           24
         Legal Counsel ..........................................................................           24
         Independent Accountants.................................................................           24
DISTRIBUTION OF SHARES...........................................................................           24
PORTFOLIO TRANSACTIONS AND BROKERAGE.............................................................           25
THE TRUST........................................................................................           27
TAXES............................................................................................           28
         General.................................................................................           28
         Taxation of Certain Mortgage REITs......................................................           29
         Distributions...........................................................................           29
         Disposition of Shares...................................................................           30
         Backup Withholding......................................................................           30
         Foreign Taxes...........................................................................           31
         Other Taxation..........................................................................           31
PURCHASE, REDEMPTION AND PRICING OF SHARES.......................................................           31
         Determination of Net Asset Value........................................................           31
         Reduced Sales Charges...................................................................           32
         Retirement Accounts.....................................................................           33
         Suspension of Redemptions...............................................................           33
         Redemptions in Kind.....................................................................           33
PERFORMANCE INFORMATION..........................................................................           34
MISCELLANEOUS....................................................................................           38
FINANCIAL STATEMENTS.............................................................................           38



                                ----------------

                                FUND ORGANIZATION

Lend Lease Funds is a non-diversified, open-end, management investment company organized as a Delaware business trust on October 28, 1999 (the "Trust"). The Trust is authorized by its Declaration of Trust to issue an unlimited number of shares of beneficial interest in series and classes. The Trust currently offers two series of shares, Lend Lease U.S. Real Estate Securities Fund (the "U.S. Fund") and Lend Lease European Real Estate Securities Fund (the "European Fund") (individually referred to as a "Fund" and collectively referred to as the "Funds").


                        INVESTMENT POLICIES AND PRACTICES

INVESTMENT RESTRICTIONS

Consistent with each Fund's investment objective, each Fund has adopted certain investment restrictions. Unless otherwise noted, whenever an investment restriction states a maximum percentage of a Fund's assets that may be invested in any security or other asset, such percentage restriction will be determined immediately after and as a result of the Fund's acquisition of such security or other asset.

Each Fund's fundamental restrictions cannot be changed without the approval of the holders of the lesser of: (i) 67% of the Fund's shares present or represented at a shareholders meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of the Fund. Other policies and restrictions set forth in this Statement of Additional Information may be changed by the Trustees without shareholder approval consistent with applicable law.

The following seven numbered limitations are each Fund's fundamental investment restrictions in their entirety. Except as otherwise noted, each Fund may not:

1. Issue senior securities, except as permitted under the Investment Company Act of 1940, as amended (the "Investment Company Act").

2. Make loans, except that the Fund may (i) lend portfolio securities in accordance with the Fund's investment policies up to 33% of the Fund's total assets taken at market value, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) lend portfolio securities and participate in an interfund lending program with other series of the Trust provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33% of the value of the Fund's total assets.

3. Purchase the securities of any issuer if, as a result, 25% or more of the value of its total assets, determined at the time an investment is made, exclusive of U.S. government securities, are in securities issued by companies primarily engaged in the same industry, except that the Fund will invest more than 25% of its total assets in the real estate industry.

4. Act as an underwriter or distributor of securities other than shares of the Fund except to the extent that the Fund's participation as part of a group in bidding or by bidding alone, for the purchase of permissible investments directly from an issuer or selling shareholders for the Fund's own portfolio may be deemed to be an underwriting, and except to the extent that the Fund may be deemed an underwriter under the Securities Act of 1933, as amended (the "Securities Act"), by virtue of disposing of portfolio securities.

5. Purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest or deal in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities, and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

6. Borrow money, except (i) in amounts not to exceed 33% of the value of the Fund's total assets (including the amount borrowed) taken at market value from banks or through reverse repurchase agreements or forward roll transactions,
(ii) up to an additional 5% of its total assets for temporary purposes, (iii) in connection with short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, (iv) to the extent otherwise permitted by the Investment Company Act or any exemption therefrom granted by the SEC and (v) the Fund may purchase securities on margin to the extent permitted by applicable law. For purposes of this investment restriction, investments in short sales, roll transactions, futures contracts, options on futures contracts, securities or indices and forward commitments, entered into in accordance with the Fund's investment policies, shall not constitute borrowing.

7. Purchase or sell physical commodities or commodities contracts unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from engaging in transactions involving options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies, or from investing in securities or other instruments backed by physical commodities).

For the U.S. Fund, unless otherwise provided, for purposes of investment restriction (3) above, the term "industry" shall be defined by reference to the SEC Industry Codes set forth in the Directory of Companies Required to File Annual Reports with the Securities and Exchange Commission.

                         INVESTMENT STRATEGIES AND RISKS

Each Prospectus describes each Fund's investment objective, as well as the principal investment strategies used to achieve that objective and the principal risks associated with such strategies. The following information supplements the discussion about each Fund set forth in each Prospectus under the headings "Key Information About the Fund" and "Other Information Regarding Investment Practices."

TEMPORARY DEFENSIVE MEASURES. Each Fund may increase its investment in government securities, and other short-term, interest-bearing securities without regard to the Fund's otherwise applicable percentage limits, policies or its normal investment emphasis, when it believes market conditions warrant a temporary defensive position. Taking larger positions in such short-term investments may serve as a means of preserving capital in unfavorable market conditions. When in a defensive position, a Fund could miss the opportunity to participate in any stock market advances that occur during those periods, which the Fund might have been able to participate in if it had remained more fully invested.

NON-DIVERSIFICATION. Each Fund is classified as a "non-diversified" Fund under the Investment Company Act, which means that each Fund is not limited by that Act in the proportion of its assets that it may invest in the securities of a single issuer. Each Fund's net asset value may be more volatile than that of a more-widely diversified fund because the Fund invests more of its assets in a smaller number of issuers. Consequently, each Fund may be more vulnerable to any single economic, political or regulatory occurrence, and the gains or losses on a single stock will have a greater impact on the Fund's net asset value.

PORTFOLIO TURNOVER RATE. Each Fund intends to have a portfolio turnover rate below 80%. The portfolio turnover rate for a Fund is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. A 100% portfolio turnover rate results, for example, if the equivalent of all the securities in a Fund's portfolio are replaced in a one year period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares. Each Fund is not restricted by policy with regard to portfolio turnover and will make changes in its investment portfolio from time to time as business and economic conditions as well as market prices may dictate. Higher portfolio turnover rates result in correspondingly higher brokerage costs for a Fund. Although the existence of a higher portfolio turnover rate has no direct correlation to the tax liability of a Fund, sales of certain stocks will result in realized gains, and, possibly, in increased taxable distributions to shareholders.

U.S. GOVERNMENT OBLIGATIONS. For cash management purposes or as a temporary defensive measure, each Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Some of the obligations purchased by a Fund, such as U.S. Treasury bills, notes and bonds, are backed by the full faith and credit of the U.S. Government and are guaranteed as to both principal and interest by the U.S. Treasury. While the obligations of many of the agencies and instrumentalities of the U.S. Government are not direct obligations of the U.S. Treasury, they are generally backed indirectly by the U.S. Government. Some of the agencies are indirectly backed by their right to borrow from the U.S. Government. Others are supported solely by the credit of the agency or instrumentality itself, but are given additional support due to the U.S. Treasury's authority to purchase their outstanding debt obligations. However, no assurance can be given that the U.S. Government would provide financial support to U.S. Government-established or sponsored agencies where it is not obligated to do so by law. The U.S. Government does not guarantee the market value or current yield of these obligations, and the U.S. Government's guarantee does not extend to the Funds themselves.

FOREIGN SECURITIES (EUROPEAN FUND). The European Fund invests in foreign securities that involve special risks and costs in addition to those inherent in domestic investments. Political, economic or social instability of the issuer or the country of issue, the possibility of expropriation or confiscatory taxation, limitations on the removal of assets or diplomatic developments, and the possibility of adverse changes in investment or exchange control regulations are among the inherent risks. Foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about such companies. Moreover, foreign companies are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Dividends and interest payable on the European Fund's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. federal income tax law, such taxes may reduce the net return to shareholders. Because of these and other factors, securities of foreign companies acquired by the European Fund may be subject to greater fluctuation than securities of domestic companies.

Brokerage commissions, custodial services and other coasts relating to investment in European countries are generally more expensive than in the U.S. European securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the European Fund are uninvested and no return is earned thereon. The inability of the European Fund to make intended security purchases due to settlement problems could cause the European Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the European Fund due to subsequent declines in value of the portfolio security or, if the European Fund has entered into a contract to sell the security, liability to the purchaser of the security.

Changes in foreign currency exchange rates will affect the value of the European Fund's portfolio securities that are denominated or quoted in currencies other than the U.S. dollar, as well as the unrealized appreciation or depreciation of such investments insofar as U.S. investors are concerned. If the foreign currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the foreign currency against the U.S. dollar would adversely affect the dollar value of the foreign securities. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets, which are in turn affected by the international balance of payments, government intervention, speculation, other economic and financial conditions and other factors.

EMERGING MARKETS (EUROPEAN FUND). The economies of individual emerging market countries may differ favorably or unfavorably from developed country economies of the U.S. and Western Europe in terms of growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Prior governmental approval for foreign investments may be required under certain circumstances in some emerging market countries, and the extent of foreign investment in certain fixed income securities and domestic companies may be subject to limitation in other emerging market countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market countries to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging countries. The European Fund could be adversely affected by delays in, or a refusal to grant, any required governmental registration of approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.

Investing in emerging market countries may entail purchasing securities issued by or on behalf of entities that have little or no proven credit rating or credit history. If such an issuer faces adverse financial conditions, the European Fund may be subject to increased likelihood of losses or diminution in available gains due to bankruptcy, insolvency or fraud. Emerging market countries also pose risk of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) that could affect adversely the economies of such countries of the value of the European Fund's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside the United States.

If the European Fund invests in emerging markets, it may also be exposed to an extra degree of custodial and/or market risk, especially where the securities purchased are not traded on an official exchange or where ownership records regarding the securities are maintained by an unregulated entity (or even the issuer itself).

SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES. Each Fund may invest in securities of companies with limited operating histories. Each Fund considers these to be securities of companies with a record of less than three years' continuous operation, including the operations of any predecessors and parents. Because these companies have only a limited operating history, it is more difficult to evaluate the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned projects and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies. In addition, many of these companies may also be small companies and involve the risks and price volatility associated with investments in smaller companies.

SECURITIES OF SMALLER COMPANIES. Each Fund may invest in securities of companies with small or mid-sized market capitalizations. An investment in companies with smaller capitalizations involves greater risks than investing in larger, more established companies. Smaller company stocks may be subject to more abrupt or erratic price movements, because the stocks are traded in lower volumes in fewer markets and their issuers are more sensitive to changing conditions and have less certain growth prospects. Smaller companies in which a Fund invests may have limited holdings, markets or financial resources, or may be dependent on a small management group. Smaller companies also may be less significant factors within their industries or industry sectors and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

SPECIAL SITUATIONS. Each Fund may also invest in securities of companies that have recently experienced or are anticipated to experience a significant change in structure, management, products or services or other special situation that may significantly affect the value of their securities. Examples of special situations are companies being reorganized or merged, companies emerging from bankruptcy, companies introducing unusual new products or which enjoy particular tax advantages. Other examples include companies experiencing changes in senior management, extraordinary corporate events, significant changes in cost or capital structure or which are believed to be probable takeover candidates. The opportunity to invest in special situations, however, is limited and depends in part on the market's assessment of these companies and their circumstances. By its nature, a "special situation" company involves to some degree a break with the company's past experience. This creates greater uncertainty and potential risk of loss than if the company were operating according to long-established patterns. In addition, stocks of companies in special situations may decline or not appreciate as expected if an anticipated change or development does not occur or is not assessed by the market as favorably as expected.

ILLIQUID AND RESTRICTED SECURITIES. Each Fund is authorized to invest up to 15% of its net assets in securities which are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. Investments in illiquid securities involve certain risks to the extent that a Fund may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, a Fund might have to incur the potentially substantial expense and delay associated with effecting registration. A Fund may have to lower the price, sell other portfolio securities instead or forego an investment opportunity, any of which could have a negative impact on the Fund's management or performance. Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to a Fund.

The Board has delegated to Lend Lease Rosen Real Estate Securities LLC ("Lend Lease Rosen"), the sub-adviser to the U.S. Fund, and to Lend Lease Houlihan Rovers S.A. ("Lend Lease Houlihan Rovers"), the sub-adviser to the European Fund (Lend Lease Rosen and Lend Lease Houlihan Rovers, each a "Sub-Adviser"), the day-to-day determination of the liquidity of a security held by their respective Fund, although it has retained oversight and ultimate responsibility for such determinations. Although no definite quality criteria are used, each Sub-Adviser considers such factors as (i) the nature of the market for a security (including the institutional, private or international resale market), (ii) the terms of these securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), (iii) the availability of market quotations (e.g., for U.S. securities quoted in PORTAL system), and (iv) other permissible relevant factors. Certain securities are deemed illiquid by the Commission, including repurchase agreements maturing in more than seven days and options not listed on a securities exchange or not issued by the Options Clearing Corporation. These securities will be treated as illiquid and subject to each Fund's limitation on illiquid securities. Because an active market may not exist for illiquid securities, a Fund may experience delays and additional cost when trying to sell illiquid securities.

Restricted securities may be sold in privately negotiated or other exempt transactions, qualified non-U.S. transactions, such as under Regulation S, or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable time may elapse between the decision to sell and the sale date. If, during such period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Board.

In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Each Fund may buy or sell restricted securities in accordance with Rule 144A under the Securities Act ("Rule 144A Securities"). Securities may be resold pursuant to Rule 144A under certain circumstances only to qualified institutional buyers as defined in the rule, and the markets and trading practices for such securities are relatively new and still developing; depending on the development of such markets, such Rule 144A Securities may be deemed to be liquid as determined by or in accordance with methods adopted by the Trustees. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid. Each Sub-Adviser will determine the liquidity of Rule 144A Securities under the supervision of the Board of Trustees using various factors such as (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make the market, (4) the nature of the security (including any demand or tender features) and (5) the likelihood of continued marketability and credit quality of the issuer. Investments in Rule 144A Securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, disinterested in purchasing such securities. Also, a Fund may be adversely impacted by the possible illiquidity and subjective valuation of such securities in the absence of a market for them.

CONVERTIBLE SECURITIES. Each Fund may invest in convertible securities. A convertible security may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Fund seeks the opportunity, through the conversion feature, to participate in a portion of the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities or preferred stocks in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure.

In selecting convertible securities, a Fund will consider, among other factors, its evaluation of the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; the diversification of the Fund's portfolio as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned.

The value of convertible securities is a function of their investment value (determined by yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and their conversion value (their worth, at market value, if converted into the underlying common stock). The investment value of convertible securities is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and by the credit standing of the issuer and other factors. The conversion value of convertible securities is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible securities is governed principally by their investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible securities will be increasingly influenced by their conversion value. In addition, convertible securities generally sell at a premium over their conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding fixed income securities.

A Fund may realize capital appreciation from an improvement in the credit standing of an issuer whose securities are held by the Fund or from a general lowering of interest rates, or a combination of both. Conversely, a reduction in the credit standing of an issuer whose securities are held by a Fund or a general increase in interest rates may be expected to result in capital depreciation to the Fund.

DEPOSITARY RECEIPTS (EUROPEAN FUND). The European Fund may hold securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs") or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs are typically issued by an American bank or trust company that evidences ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe, typically by foreign banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in U.S. securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of the investment policies, investment in ADRs, ADSs, GDRs and EDRs will be deemed to be an investment in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository represents a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The European Fund may invest in both sponsored and unsponsored ADRs.

REPURCHASE AGREEMENTS. A repurchase agreement is an agreement under which a Fund acquires securities (generally government securities, bankers' acceptances or certificates of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed-upon price and date (normally the next business day). The resale price reflects an agreed-upon interest rate effective for the period the instruments are held by the Fund and is unrelated to the interest rate on the instruments. The instruments acquired by the Fund (including accrued interest) must have an aggregate market value in excess of the resale price and will be held by the Fund's custodian until they are repurchased. Each Sub-Adviser evaluates the creditworthiness of repurchase agreement counterparties and take steps that are reasonably designed to ensure that its Fund's repurchase agreements are fully collateralized.

The use of repurchase agreements nevertheless involves certain risks. For example, if the seller defaults on its obligation to repurchase the instruments acquired by a Fund at a time when its market value has declined, the Fund may incur a loss. If the seller becomes insolvent or subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the instruments acquired by a Fund are collateral for a loan by the Fund and therefore are subject to sale by the trustee in bankruptcy. Finally, it is possible that a Fund may not be able to substantiate its interests in the instruments it acquires. While each Fund acknowledges these risks, it is expected that they can be controlled through careful documentation and monitoring.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Fund may purchase and sell securities on a when-issued or delayed delivery basis. However, each Fund does not currently intend to purchase or sell securities on a when-issued or delayed delivery basis, if as a result, more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities are purchased or sold by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield available on a comparable security when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in a Fund missing the opportunity to obtain a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into, but in no event later than 90 days. However, no payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction.

When a Fund purchases securities on a when-issued basis, it will maintain in segregated accounts with its custodian cash, U.S. government securities or other liquid assets having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of a Fund's purchase commitments.

LENDING OF PORTFOLIO SECURITIES. Each Fund may lend its securities to qualified institutional investors (such as brokers, dealers or other financial organizations) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its securities, a Fund will be attempting to generate income through the receipt of interest on the loan which, in turn, can be invested in additional securities to pursue the Fund's investment objective. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of a Fund.

Each Fund may lend its portfolio securities to qualified brokers, dealers, banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act, or the rules and regulations or interpretations of the SEC thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time, (d) the Fund receives reasonable interest on the loan, which interest may include the Fund's investing cash collateral in interest bearing short-term investments, and (e) the Fund receives all dividends and distributions on the loaned securities and any increase in the market value of the loaned securities.

Each Fund bears the risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. A Fund will not lend its portfolio securities if, as a result, the aggregate value of such loans would exceed 33-1/3% of the value of the Fund's total assets. Loan arrangements made by each Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Funds' trustees.

HEDGING TRANSACTIONS. Derivatives, such as options, futures contracts and options on futures contracts enable each Fund to take both "short" positions (positions which reduce the Fund's exposure to a particular currency, instrument or index) and "long" positions (positions which increase the Fund's exposure to a particular currency, instrument or index). Each Fund may buy and sell options, futures contracts and options on futures contracts for hedging purposes (i) to protect against the effect of changes in market prices on the value of investments the Fund holds, intends to purchase or intends to sell or (ii) to permit a portion of its portfolio held in cash to perform as if invested in securities. The instruments underlying a Fund's futures and options positions may include, without limitation, securities, securities indices, commodities and currencies. Each Fund may also take futures and options positions related to financial, commercial and other economic indicators such as interest rates. (This discussion refers to a derivative instrument's subject matter as the instrument's underlying asset.) Each Fund may also purchase instruments with characteristics of both futures and securities (e.g., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.

A Fund is not required to enter into hedging transactions and will not do so unless deemed appropriate by the Fund's Sub-Adviser. Hedging transactions do not eliminate fluctuation in the underlying prices of securities held by a Fund. Additionally, although certain hedging transactions may tend to minimize risk of loss due to a decline in the value of the hedged Fund's holding, at the same time, they tend to limit any potential gain which might result from an increase in the value of the aspect of the holding that has been hedged.

FORWARD FOREIGN CURRENCY CONTRACTS (EUROPEAN FUND). The European Fund may enter into forward foreign currency exchange contracts ("forward contracts") to attempt to offset the risk to the European Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specified currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers.

The European Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for currencies the European Fund intends to hedge. In such a case, the European Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held by the European Fund. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

FUTURES CONTRACTS. Futures contracts are publicly traded contracts to buy or sell a commodity or an underlying instrument or group of instruments, e.g., a security or an index of securities, at a future time at a specified price. A contract to buy establishes a long position while a contract to sell establishes a short position.

The purchase of a futures contract normally enables a buyer to participate in the market movement of the underlying asset after paying a transaction charge and posting margin in an amount typically equal to a percentage of the value of the asset or index. Each Fund will initially be required to deposit with the Trust's custodian or the futures commission merchant effecting the futures transaction an amount of "initial margin" in cash or securities, as permitted under applicable regulatory policies.

Initial margin differs from margin in securities transactions in that the former does not involve the borrowing of funds to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called "maintenance margin") to and from the broker will be made on a daily basis as the price of the underlying asset fluctuates. This process is known as "marking to market." For example, when a Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when a Fund has taken a long position in a futures contract and the value of the underlying asset has declined, the position would be less valuable, and the Fund would be required to make a maintenance margin payment to the broker. If a liquid market exists, a Fund may choose to close a futures position prior to expiration by taking a position opposite to the one it holds.

For each futures contract a Fund enters, it will identify to the Trust's custodian assets equal to the face value of the futures contract for maintenance in a separate account to ensure that the use of such futures contracts is unleveraged. A Fund may also "cover" its futures positions using other means as permitted under applicable exchange and regulatory policies.

OPTIONS. There are two basic types of options: "puts" and "calls." Each type of option can establish either a long or short position, depending upon whether a Fund is the purchaser or writer (seller) of the option. A call option, for example, gives the purchaser of the option the right to buy, and the writer the obligation to sell upon exercise by the option holder, the underlying asset at the exercise price during the option period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy upon exercise by the option holder, the underlying asset at the exercise price during the option period.

The purchaser of an option receives the opportunity to benefit from favorable movements in the price of the option's underlying asset while risking only the amount of the premium regardless of unfavorable movements in the price of the underlying asset. In general, a purchased put increases in value as the value of the underlying asset falls and a purchased call increases in value as the value of the underlying asset rises.

The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying asset if the other party to the option chooses to exercise it. The writer may seek to terminate its exposure to a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. If the value of the underlying asset remains unchanged over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If the value of the underlying asset falls, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying asset directly, however, because the premium received for writing the option should offset the effects of the decline to some extent.

Writing a call option obligates the writer to deliver the option's underlying asset, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. At the same time, because a call writer must be prepared to deliver the underlying asset in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Each Fund may engage in options on futures contracts. These options give the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. When writing an option on a futures contract, a Fund will be required to make margin payments as described above for other types of futures contracts. Each Fund's transactions in options are subject to applicable regulatory requirements regarding the segregation of assets to cover its positions.

LIMITATIONS AND RISKS OF DERIVATIVES. Each Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission ("CFTC") and the National Futures Association, which regulate trading in the futures markets. Each Fund intends to comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the Fund can commit assets to initial margin deposits and option premiums.

Each Fund's ability to use derivatives effectively depends on the degree to which price movements in its holdings correlate with price movements of its derivatives positions. Each Fund may invest in derivatives based on securities with different issuers, maturities, or other characteristics from the securities in which the Fund typically invests, which involve a risk that the derivatives position will not track the performance of the Fund's other investments. Options and futures prices can also diverge from the prices of their underlying assets, even if the underlying assets match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying asset, and the time remaining until expiration of the contract, which may not affect securities prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities or currency markets, from structural differences in how options and futures and securities or currencies are traded, or from imposition of daily price fluctuation limits or trading halts. As a result of these factors, a Fund's futures and options positions may not perform as expected.

The market for a derivative instrument may also be less liquid than the market for its underlying asset. Some positions in futures and options may be closed out only on the exchange where they are traded, or, in the case of over-the-counter options, with the dealer that issued the option. There can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close such an option or futures position prior to maturity. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively carry out its derivatives strategies and might, in some cases, require a Fund to deposit additional cash to meet applicable margin requirements.

SHORT SALES (EUROPEAN FUND). The European Fund may seek to realize additional gains through short sales. Short sales are transactions in which the European Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the European Fund must borrow the security to make delivery to the buyer. The European Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the European Fund. Until the security is replaced, the European Fund is required to repay the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the European Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. The European Fund also will incur transaction costs in effecting short sales.

The European Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the European Fund replaces the borrowed security. The European Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the European Fund may be required to pay, if any, in connection with a short sale.

The European Fund may make short sales "against the box," i.e., when a security identical to or convertible or exchangeable into one owned by the European Fund is borrowed and sold short.

Whenever the European Fund engages in short sales, it segregates liquid securities in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, equals the current market value of the security sold short. The segregated assets are marked to market daily.

                             MANAGEMENT OF THE FUND

Because the Trust is a Delaware business trust, the business and affairs of the Funds are managed by their officers under the direction of their Board of Trustees. The Trustees meet periodically throughout the year to oversee each Fund's activities, review its performance, and review the actions of Lend Lease Real Estate Investments, Inc. (the "Adviser") and the Fund's respective Sub-Adviser.

                              TRUSTEES AND OFFICERS

Information regarding the Board of Trustees and officers of the Funds, including their principal business occupations during at least the last five years, is set forth below. An asterisk appears next to the name of each Trustee who is an interested person of the Funds as defined by the Investment Company Act.


---------------------------------------- --------------------------- --------------------------------------------------
NAME, ADDRESS AND AGE                    POSITIONS HELD WITH         PRINCIPAL OCCUPATION(S) DURING THE
                                         THE FUND                    PAST FIVE YEARS
---------------------------------------- --------------------------- --------------------------------------------------
Susan J. Lloyd-Hurwitz*                  Chairman of the Board,      President, Lend Lease Rosen Real Estate
1995 University Avenue                   President                   Securities LLC, an investment advisory firm
Suite 550                                                            (1999-present); CEO, Rosen Consulting Group, LLC
Berkeley, CA 94704                                                   (1999-Present); Senior Vice President
DOB: 2/15/67                                                         (1997-1999), Principal (1999-present), Lend
                                                                     Lease Real Estate Investments, Inc.; Portfolio
                                                                     Manager, General Property Trust (1994-1997).
---------------------------------------- --------------------------- --------------------------------------------------
Hubbard R. Garber                        Trustee                     Partner, Barrington Financial Group, LLC, a
101 Federal Street                                                   consulting, research and merger and acquisition
19th Floor                                                           firm (1996-present); Consultant, Chestnut
Boston, MA 02110                                                     Partners, a consulting and investment advisory
DOB: 3/13/59                                                         firm (1995-1996).
---------------------------------------- --------------------------- --------------------------------------------------
William J. Klipp                         Trustee                     Private investor (2000-present); President and
1995 University Avenue                                               Chief Operating Officer, Charles Schwab
Suite 550                                                            Investment Management, Inc., an investment
Berkeley, CA 94704                                                   advisory firm (1995-1999); Executive Vice
DOB: 12/9/55                                                         President, Schwab Funds(R) and Charles Schwab &
                                                                     Co., Inc., a financial services company
                                                                     (1995-1999).
---------------------------------------- --------------------------- --------------------------------------------------

---------------------------------------- --------------------------- --------------------------------------------------
Kevin Malone                             Trustee                     President and Founder, Greenrock Research, LLC
Greenrock Research, LLC                                              (1996-present).
231 West 22nd Street
Oak Brook, IL 60523
DOB: 7/3/47
---------------------------------------- --------------------------- --------------------------------------------------
Michael A. Torres*                       Trustee, Vice President     President and Co-President, Lend Lease Rosen
1995 University Avenue                                               Real Estate Securities LLC, an investment
Suite 550                                                            advisory firm (1998-present); President  and
Berkeley, CA 94704                                                   Co-President ERE Rosen Real Estate Securities,
DOB: 6/21/60                                                         L.L.C., an investment advisory firm
                                                                     (1997-1998); Director, AMB Rosen Real Estate
                                                                     Securities, L.L.C., an investment advisory firm
                                                                     (1995-1997).
---------------------------------------- --------------------------- --------------------------------------------------
Mark A. Hoopes                           Vice President, Assistant   Vice President, Lend Lease Real Estate
1995 University Avenue                   Treasurer                   Investments, Inc. (2000-present); Account
Suite 550                                                            Director, Mutual Fund Services Division, SEI
Berkeley, CA 94704                                                   Investments, Inc. (1994-2000).
DOB: 3/31/64
---------------------------------------- --------------------------- --------------------------------------------------
Jon P. Kiekhofer                         Treasurer                   Administration Services Manager (1999-present),
803 West Michigan Street                                             Senior Financial Analyst (1995-1999), Financial
Suite A                                                              Analyst (1994-1995) - Sunstone Financial Group,
Milwaukee, WI 53233                                                  Inc.
DOB: 12/20/58
---------------------------------------- --------------------------- --------------------------------------------------
Gage R. Johnson                          Secretary                   Chief Counsel (2000 to present), Principal (1999
Monarch Tower                                                        to  present), Senior Vice President - Legal
3424 Peachtree Road, N.E.                                            Department (1999), Vice President - Legal
Suite 800                                                            Department (1998), Lend Lease Real Estate
Atlanta, GA 30326                                                    Investments, Inc.; Of Counsel, Real Estate
DOB: 11/28/61                                                        Department - Paul, Hastings, Janofsky & Walker
                                                                     LLP, a private law firm (1994-1998).
---------------------------------------- --------------------------- --------------------------------------------------
Patricia K. Styles                       Assistant Secretary         Blue Sky and Client Development Manager
803 West Michigan Street                                             (1999-present), Blue Sky Supervisor (1996-1999),
Suite A                                                              Senior Compliance Analyst (1995-1996),
Milwaukee, WI 53233                                                  Compliance Analyst (1994-1995) - Sunstone
DOB: 3/9/58                                                          Financial Group, Inc.
---------------------------------------- --------------------------- --------------------------------------------------

At various times beginning in 1997 and continuing through January 2000, Barrington Financial Group, LLC ("Barrington"), the consulting and investment advisory firm of which Mr. Garber is a partner, provided the Adviser, Sub-Adviser and various of their respective affiliates with advice regarding the development of collective investment vehicles including the Trust. Barrington's aggregate fees for these services during the period were approximately $80,000 which was not material to the business of Barrington or the business of the Adviser, the Sub-Adviser or their respective affiliates. Barrington also represented Sunstone Financial Group, Inc., the Trust's administrator, transfer agent and dividend-paying agent and parent of the distributor for the Funds, in connection with Sunstone Financial Group's acquisition by UMB Financial Corporation, the parent of the Funds' custodian, announced in January 2001. Barrington's fees from this engagement are payable over a five year period. Mr. Torres is a Director of Manufactured Home Communities, Inc., a REIT primarily in the business of owning, operating, leasing, developing, redeveloping and acquiring manufactured home communities; neither Fund intends to purchase securities of Manufactured Home Communities, Inc. so long as Mr. Torres is a Director of the company.

The Trustees of the Trust who are officers of the Adviser or a Sub-Adviser receive no remuneration from the Funds. Each of the other Trustees receives $500 per meeting attended and is reimbursed for the expenses of attending meetings. The table below sets forth the compensation of the Trustees for the fiscal year ended January 31, 2001.



                             COMPENSATION TABLE (a)

                                            AGGREGATE COMPENSATION FROM
      NAME OF TRUSTEE                                THE FUNDS
      ---------------                                ---------
Susan J. Lloyd-Hurwitz                                  $0
Hubbard R. Garber                                     $2,500
William J. Klipp                                      $2,500
Kevin Malone                                          $2,500
Michael A. Torres                                       $0

(a) The Trust has not adopted any pension or retirement plans for the officers or Trustees of the Trust. Therefore, there have been no benefits accrued as part of Trust expenses nor are there estimated currently any annual benefits upon retirement.

CODES OF ETHICS. Rule 17j-1 under the Investment Company Act is designed to prevent abuses that could occur as a result of conflicts of interest arising out of personal trading by persons involved with or with access to information about a fund's investment activities. The Trust and the Sub-Advisers have each adopted detailed Codes of Ethics regarding personal investing by their personnel pursuant to Rule 17j-1 under the Investment Company Act. The Adviser has adopted a Code of Ethics that requires Adviser personnel who are "access persons" of any fund within the meaning of Rule 17j-1 to comply with that fund's code of ethics adopted pursuant to Rule 17j-1, subject to sanctions by the Adviser in the event of non-compliance. The Trust's

Code therefore applies to Adviser personnel who are access persons under Rule 17j-1 with respect to the Trust.

Each Code of Ethics places certain restrictions on the trading activities of its access persons. The Trust's Code permits access persons to purchase real estate related securities, but only subject to pre-clearance by the Code's compliance officer. The Sub-Advisers' Codes do not permit any transaction in real estate related securities absent exceptional circumstances and subject to pre-clearance by the Code's compliance officer. Each Code's pre-clearance process is designed to prevent transactions that conflict with Fund interests.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of May 15, 2001, the Trust is aware that the following persons or entities owned a controlling interest (ownership of greater than 25%) or owned of record 5% or more of the outstanding shares of each of the Funds. An entity that "controls" a Fund may by virtue of the size of its holding have effective voting control over a Fund. As of May 15, 2001, the Trustees and officers of the Funds as a group beneficially owned less than 1% of the outstanding shares of the Funds except for Class Y shares of the European Fund as provided below.

              LEND LEASE U.S. REAL ESTATE SECURITIES FUND - CLASS K
Lend Lease International Property, Ltd., 1995 University Avenue, Suite 550, Berkeley, CA, 94704, 94%*. Lend Lease International Property, Ltd., is a company organized under the laws of Australia and is the wholly-owned subsidiary of Lend Lease Corporation Limited.

              LEND LEASE U.S. REAL ESTATE SECURITIES FUND - CLASS Y
Vanguard Fiduciary Trust Company, P.O. Box 2600, VM 613, Valley Forge, PA, 19482, 70%*; Lend Lease International Property, Ltd., 1995 University Avenue, Suite 550, Berkeley, CA, 94704, 29%*.

            LEND LEASE EUROPEAN REAL ESTATE SECURITIES FUND- CLASS K
Lend Lease International Property, Ltd., 1995 University Avenue, Suite 550, Berkeley, CA, 94704, 99%*.

            LEND LEASE EUROPEAN REAL ESTATE SECURITIES FUND - CLASS Y
Hubbard R. Garber and Anna M. Garber, 37 Clyde Street, Newton, MA, 02460, 93%.

* Owners of record, not beneficial owners.


                    INVESTMENT MANAGEMENT AND OTHER SERVICES

ADVISER. The investment adviser to the Funds is Lend Lease Real Estate Investments, Inc. (the "Adviser"). The Adviser was organized as a Delaware corporation on May 18, 1984, and its principal place of business is Monarch Tower, 3424 Peachtree Road, N.E., Suite 800, Atlanta, Georgia 30326. Pursuant to advisory agreements entered into between the Trust on behalf of each Fund and the Adviser (the "Advisory Agreements"), the Adviser provides continuous investment management services to each Fund. The Adviser also provides each Fund with office space, equipment and personnel necessary to operate and administer each Fund's business and to supervise the provision of services by third parties. The Adviser is a wholly-owned indirect subsidiary of Lend Lease Corporation Limited, an integrated real estate funds management and services company listed on the Australian and New Zealand stock exchanges.

The Advisory Agreement for the U.S. Fund is dated February 1, 2000. The Advisory Agreement for the European Fund is dated September 14, 2000. The Advisory Agreements have an initial term of two years and thereafter are required to be approved annually by the Board of Trustees of the Trust or by vote of a majority of each Fund's outstanding voting securities (as defined in the Investment Company Act). Each annual renewal must also be approved by the vote of a majority of each Fund's Trustees who are not parties to the Advisory Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreements are terminable without penalty on 60 days' written notice by the Trustees, by vote of a majority of each Fund's outstanding voting securities, or by the Adviser, and will terminate automatically in the event of its assignment.

The Adviser and Lend Lease Rosen have contractually agreed, through January 31, 2002, to limit total annual operating expenses to the following percentages of average daily net assets for each class of shares of the U.S. Fund: Class A shares (1.50%), Class K shares (1.25%) and Class Y shares (0.97%), subject to later reimbursement by the U.S. Fund in certain circumstances. After that date, the limitations may be renewed for one year periods under certain conditions. The Adviser has contractually agreed that in the event the foregoing expense limitation is not renewed, the Adviser will limit total annual operating expenses for each of Class K shares and Class Y shares to 2.25% of each class' average daily net assets through January 31, 2011 See "Investment Management" in each Prospectus for further information.

The Adviser and Lend Lease Houlihan Rovers have contractually agreed, through January 31, 2002, to limit total annual operating expenses to the following percentages of average daily net assets for each class of shares of the European
Fund: Class A shares (1.65%), Class K shares (1.40%) and Class Y shares (1.10%), subject to later reimbursement by the European Fund in certain circumstances. After that date, the limitations may be renewed for one year periods under certain conditions. See "Investment Management" in each Prospectus for further information.

For the fiscal year ended January 31, 2001, the Adviser accrued the following management fees and waived its management fees in the following amounts:

                                                                                       2000
                                                                                       ----
U.S. Real Estate Securities Fund
     Gross Management Fees                                                           $34,504
     Waived Management Fees                                                          $34,504
European Real Estate Securities Fund
     Gross Management Fees                                                            $9,905
     Waived Management Fees                                                           $9,905

SUB-ADVISER (U.S. FUND). Lend Lease Rosen is the sub-adviser to the U.S. Fund. Lend Lease Rosen was organized as a Delaware limited liability company on February 14, 1995, and its principal place of business is 1995 University Avenue, Suite 550, Berkeley, CA 94704. Pursuant to a sub-advisory agreement entered into between the Adviser and Lend Lease Rosen (the "U.S. Sub-Advisory Agreement"), Lend Lease Rosen provides an investment program for the U.S. Fund, makes investment decisions for the U.S. Fund and places all orders for the purchase and sale of portfolio securities and all other instruments. The activities of Lend Lease Rosen are subject to the supervision and control of the Trustees and the Adviser.

As compensation for its services, the Adviser pays to Lend Lease Rosen a sub-advisory fee at the annual rate of .40% of the U.S. Fund's average daily net assets. The sub-advisory fee is accrued daily and paid monthly. The U.S. Fund makes no payments to Lend Lease Rosen.

The Adviser owns a 50% interest in Lend Lease Rosen Dr. Kenneth T. Rosen, the founder of Lend Lease Rosen, owns an approximately 45% interest in Lend Lease Rosen.

SUB-ADVISER (EUROPEAN FUND). Lend Lease Houlihan Rovers is the sub-adviser to the European Fund. Lend Lease Houlihan Rovers was organized as a Belgium limited liability company on February 11, 2000, and its principal place of business is Chaussee de la Hulpe 166, 1170 Brussels, Belgium. Pursuant to a sub-advisory agreement entered into between the Adviser and Lend Lease Houlihan Rovers (the "European Sub-Advisory Agreement", together with the U.S. Sub-Advisory Agreement, the "Sub-Advisory Agreements"), Lend Lease Houlihan Rovers provides an investment program for the European Fund, makes investment decisions for the European Fund and places all orders for the purchase and sale of portfolio securities and all other instruments. The activities of Lend Lease Houlihan Rovers are subject to the supervision and control of the Trustees and the Adviser.

As compensation for its services, the Adviser pays to Lend Lease Houlihan Rovers a sub-advisory fee at the annual rate of 0.40% of the European Fund's average daily net assets. The sub-advisory fee is accrued daily and paid monthly. The European Fund makes no payments to Lend Lease Houlihan Rovers.

An affiliate of the Adviser owns an 80% interest in Lend Lease Houlihan Rovers.
W. Joseph Houlihan and Gerios Rovers, co-founders of Lend Lease Houlihan Rovers along with the aforementioned affiliate of the Adviser, own an approximately 20% interest in Lend Lease Houlihan Rovers.

ADMINISTRATION AND FUND ACCOUNTING. Sunstone Financial Group, Inc., 803 West Michigan Street, Suite A , Milwaukee, Wisconsin 53233-2301 ("Sunstone") has entered into an agreement with the Trust to provide various administrative and fund accounting services to the Funds (the "Administration Agreement"). Sunstone's services include, but are not limited to, the following: calculating daily net asset values for each Fund; overseeing the Funds' custodian; assisting the preparation and filing of all federal income and excise tax filings (other than those to be made by the Funds' custodian); overseeing the Funds' fidelity insurance relationships; participating in the preparation of the Funds' registration statement; preparing notice and renewal securities filings pursuant to state securities laws; compiling data for and preparing notices to the SEC; preparing financial statements for the annual and semi-annual reports to the SEC and current investors; monitoring each Fund's expenses; monitoring each Fund's status as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"); monitoring compliance with each Fund's investment policies and restrictions and generally assisting the Funds' administrative operations. Sunstone, at its own expense, and without reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment, supplies and clerical and executive personnel for performing the services required to be performed by it under the Administration Agreement.

For the foregoing, Sunstone receives a fee on the value of the U.S. Fund computed daily and payable monthly, at the annual rate of 0.17 percent of the first $50 million of its average daily net assets, and decreasing as assets reach certain levels, subject to an annual minimum fee of $68,750, plus out-of-pocket expenses. For the foregoing, Sunstone receives a fee on the value of the European Fund computed daily and payable monthly, at the annual rate of
0.16 percent of the first $50 million of its average daily net assets and decreasing as assets reach certain levels, subject to an annual minimum fee of $59,500 plus out-of-pocket expenses.

For the fiscal year ended January 31, 2001, the Funds paid Sunstone the following fees for administrative services:


                                                                                       2000
                                                                                       ----
U.S. Real Estate Securities Fund                                                     $52,618
European Real Estate Securities Fund                                                  $7,023



TRANSFER AGENT AND DIVIDEND-PAYING AGENT. Sunstone also acts as the Funds' transfer agent and dividend-paying agent. As such, Sunstone processes purchase and redemption requests for the securities of each Fund, keeps records of shareholder accounts and transactions, pays dividends as declared by the Board of Trustees and issues confirmations of transactions to shareholders. For these services, each Fund pays Sunstone a fee based on the number of shareholder accounts, transactions and other activities, subject to a minimum annual fee. Sunstone does not exercise any supervisory functions over the management of the Funds or the purchase and sale of Fund securities.

From time to time, the Trust, on behalf of each Fund, either directly or indirectly through arrangements with the Adviser, the Sub-Advisers, the distributor (as hereinafter defined) or Sunstone, in its capacity as transfer agent, may pay amounts to third parties that provide transfer agent-type services and other administrative services relating to the Funds to persons who have a beneficial interest in the Funds, such as 401(k) plan participants. These services may include, among other things, sub-accounting services, transfer agent type activities, answering Fund-related inquiries, transmitting proxy statements, annual reports, updated prospectuses and other communications regarding the Funds and other related services as the Funds may request.

CUSTODIAN. UMB Bank, n.a., 1010 Grand Boulevard, Kansas City, Missouri 64141 (the "Custodian"), serves as the custodian for the Funds. Under the terms of the custody agreement, the Custodian is responsible for the receipt and delivery of the Funds' securities and cash. The Custodian does not exercise any supervisory functions over the management of the Funds or the purchase and sale of securities.

DISTRIBUTOR. Under an agreement with the Trust, on behalf of each Fund, Sunstone Distribution Services, LLC, 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233-2301 (the "Distributor"), acts as principal underwriter for the Funds and acts as exclusive agent for the Funds in selling its shares to the public. The Distributor shall offer shares of each Fund on a continuous basis and may engage in advertising and solicitation activities in connection therewith. The Distributor is not obligated to sell any certain number of shares of each Fund. For marketing and distribution services provided, the Funds pay the Distributor compensation at the annual rate of 0.02% of the first $250 million of its average daily net assets and decreasing as assets reach certain levels, subject to an annual minimum fee of $25,000, plus out-of-pocket expenses.

LEGAL COUNSEL. Goodwin Procter LLP, with offices at Exchange Place, Boston, Massachusetts 02109, serves as counsel to the Funds.

INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, CA 94105, are the independent accountants for the Funds. They are responsible for performing an audit of each Fund's year-end financial statements as well as providing accounting and tax advice to the management of the Funds.

                             DISTRIBUTION OF SHARES

Each Fund has adopted a Plan of Distribution (the "Plans") for Class A and Class K shares, respectively, under Rule 12b-1 of the Investment Company Act. Each Plan provides that each Fund may make payments up to 0.25% (on an annual basis) of the average daily value of the net assets of the class in question (the "12b-1 fee") designed to result in the sale of, or the servicing of shareholder accounts, holding shares of the class of Fund shares to which the Plan applies. Some or all of the 12b-1 fee may be used to compensate brokers and other authorized institutions ("Authorized Firms") for their efforts in selling shares of that class and/or for providing account administration services to their clients who are beneficial owners of such shares. One or more affiliates of the Adviser and Sub-Advisers may act as Authorized Firms. The services provided by the Authorized Firms may include, among other things, receiving, aggregating and processing shareholder or beneficial owner (collectively "shareholder") orders; furnishing shareholder subaccounting; providing and maintaining retirement plan records; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining account records for shareholders; answering questions and handling correspondence from shareholders about their accounts; issuing various shareholder reports and confirmations for transactions by shareholders; performing daily investment ("sweep") functions for shareholders and performing similar account and administrative services. Any 12b-1 fees received by the Distributor and not allocated to Authorized Firms may be retained by the Distributor to compensate the Distributor for services provided and expenses incurred by it in connection with sales, promotional and marketing activities relating to that class (e.g. for advertising costs, the cost of printing and mailing prospectuses and reports to potential investors).

The Trustees have determined that, in their judgment, there is a reasonable likelihood that each 12b-1 Plan will benefit the Funds and holders of the class to which the Plan applies. In the Trustees' quarterly review of the 12b-1 Plans, they will consider the continued appropriateness of and the level of compensation provided in the Plans.

Each Plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on the Plan. (In the context of Plan approvals, the term "Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Funds and who do not have any direct or indirect financial interest in the operation of the Plan or any agreement under such Plan; otherwise, "Independent Trustees" means those Trustees who are not interested persons of the Funds.) Each Plan has also been approved by the holders of a "majority" (as defined in the Investment Company
Act) of the shares of the applicable class. The shareholder vote for each class was cast by the Fund's Sub-Adviser as the sole initial holder of shares of that class.

Unless a Plan is terminated as described below, it continues in effect from year to year but only if the Funds' Board of Trustees and the Independent Trustees specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the Plan. A Plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of the applicable class.

The Board of Trustees and the Independent Trustees must approve all material amendments to a Plan. An amendment to increase materially the amount of payments to be made under a Plan must be approved by a "majority" (as defined in the Investment Company Act) of the applicable class.

For the fiscal year ended January 31, 2001, the Funds paid a total of $3.75 in 12b-1 fees to brokers or dealers.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Each Sub-Adviser is primarily responsible for decisions to buy and sell securities for its Fund, for the placement of that Fund's portfolio business and the negotiation of the commissions to be paid on such transactions, subject to the supervision of the Board of Trustees. It is the policy of the Sub-Advisers to seek the best execution at the best security price available with respect to each transaction, in light of the overall quality of brokerage and research services provided to the Sub-Advisers.

Each Sub-Adviser will place orders pursuant to its investment determination for its Fund either directly with the issuer or with any broker or dealer. In executing portfolio transactions and selecting brokers or dealers, each Sub-Adviser will use its best efforts to seek on behalf of its


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

Fund the best overall terms available. In selecting brokers and assessing the best overall terms available for any transaction, each Sub-Adviser shall consider all factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The most favorable price to a Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Over-the-counter securities are generally purchased or sold directly with principal market makers who retain the difference in their cost in the security and its selling price (i.e., "markups" when the market maker sells a security and "markdowns" when the market maker purchases a security). In some instances, the Sub-Adviser may determine that better prices are available from non-principal market makers who are paid commissions directly. Subject to obtaining the best price and execution, the Sub-Adviser may consider the sales of shares of its Fund when allocating Fund portfolio transactions to brokers.

In evaluating the best overall terms available, and in selecting the broker-dealer to execute a particular transaction, each Sub-Adviser may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund and/or other accounts over which the Sub-Adviser or affiliates of the Sub-Adviser exercise investment discretion. While the Sub-Advisers believe these services have substantial value, they are considered supplemental to their own efforts in the performance of their duties. Other clients of the Sub-Advisers may indirectly benefit from the availability of these services to the Sub-Advisers, and each Fund may indirectly benefit from services available to its Sub-Adviser as a result of transactions for other clients. Each Sub-Adviser is authorized to pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for its Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, the Sub-Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer viewed in terms of that particular transaction or in terms of the overall responsibilities the Sub-Adviser has to the Fund. In no instance, however, will portfolio securities be purchased from or sold to the Sub-Advisers, or any affiliated person of either the Trust or the Sub-Advisers, acting as principal in the transaction, except to the extent permitted by the SEC through rules, regulations, decisions and no-action letters.

Each Sub-Adviser may retain advisory clients in addition to the Fund and place portfolio transactions for these accounts. Research services furnished by firms through which each Fund effects its securities transactions may be used by the Fund's Sub-Adviser in servicing all of its accounts; not all of such services may be used by the Sub-Adviser in connection with the Fund. In the opinion of the Sub-Advisers, it will not be possible to separately measure the benefits from research services to each of the accounts (including the Fund) to be managed by the Sub-Adviser. Because the volume and nature of the trading activities of the accounts will not be uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, such costs to each Fund will not, in the opinion of the Fund's Sub-Adviser, be disproportionate to the benefits to be received by the Fund on a continuing basis.

On occasions when each Sub-Adviser deems the purchase or sale of a security to be in the best interests of its Fund as well as other fiduciary or agency accounts managed by it, the Sub-Advisory Agreements provide that each Sub-Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for its Fund with those to be sold or purchased for such other accounts in order to obtain the best overall terms available with respect to common and preferred stocks and the best net price and execution with respect to other securities. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by each Sub-Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Fund and other accounts involved. The Sub-Advisers have established allocation procedures designed to achieve these goals. In some instances, these procedures may adversely affect the size of the position obtainable for a Fund or the amount of the securities that are able to be sold for a Fund.

During the fiscal year ended January 31, 2001, the U.S. Fund and the European Fund paid aggregate commissions of $23,393 and $1,400, respectively, on transactions totaling $13,606,848 and $2,267,240 respectively. All of these transactions were with brokers who provided research services to the Sub-Advisers.

                                    THE TRUST

The Trust, a Delaware business trust, is a non-diversified open-end management investment company, registered under the Investment Company Act. Under the terms of the Trust's Master Trust Agreement dated October 28, 1999 (the "Master Trust Agreement"), the Trustees of the Trust are ultimately responsible for the management of the Funds' business and affairs. Each Fund represents a separate series of the Trust's shares of beneficial interest. There are no other series currently, but the Trust's Board of Trustees is empowered to establish additional Funds at any time without shareholder approval. Shares of each Fund are currently issued in three classes: Class A, Class K and Class Y. The Board of Trustees may establish additional classes at any time without shareholder approval. Each share purchased in compliance with the procedures established by the Trust will be fully paid and nonassessable.

Under the Master Trust Agreement, the Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest, par value $.0001 per share, of each Fund. Shares issued by each Fund have no preemptive, conversion or subscription rights. Each share of a Fund has equal and exclusive rights to a proportionate share of dividends and distributions declared by that Fund and to the net assets of that Fund upon liquidation or dissolution, except such differences as are attributable to differential class expenses.

Shareholders are entitled to one vote for each dollar of net asset value held and a proportional fractional vote for any fractional dollar amount of net asset value held. Shareholders of each Fund or of a class of each Fund have the right to vote as a separate class with respect to matters as to which their interests are not identical to those of shareholders of other series of the Trust or other classes of the Fund, respectively.

The assets received by the Trust from the issue and sale of shares of each Fund, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are especially allocated to each Fund and constitute the underlying assets of each Fund. The underlying assets of each Fund are required to be segregated on the books of account and are to be charged with the expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a Fund shall be allocated by or under the direction of the Trustees in such a manner as the Trustees determine to be fair and equitable, taking into consideration, among other things, the nature and the type of expense and the relative size of each Fund and any other series then in existence.

Each share of a Fund has equal dividend, redemption and liquidation rights with other shares of that Fund. Under the Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no annual shareholders meeting unless otherwise required by the Investment Company Act. Special meetings of shareholders may be called from time to time for purposes such as electing or removing Trustees, changing a fundamental policy or approving an investment advisory agreement.

The Board will be a self-perpetuating body until fewer than 50% of the Trustees serving as such are Trustees who were elected by shareholders. At that time, another meeting of shareholders will be called to elect Trustees. Under the Master Trust Agreement and the Investment Company Act, any Trustee may be removed by votes of two-thirds of the outstanding Trust shares, and holders of ten percent or more of the outstanding shares of the Trust can require the Trustees to call a meeting of shareholders for the purpose of the removal of one or more Trustees. Whenever ten or more shareholders of the Trust who have been such for at least six months, and who hold in the aggregate shares having a net asset value of at least $25,000 or which represent at least 1% of the outstanding shares, whichever is less, apply to the Trustees in writing stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting, and such application is accompanied by a form of communication and request which they wish to transmit, the Trustees shall within five (5) business days after receipt of such application either (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication or form of request.

Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust's Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

                                      TAXES

GENERAL. Each Fund intends to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Code. To so qualify, each Fund must meet the following requirements: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or those currencies; (2) at the close of each quarter of a Fund's


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

taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, with respect to any one issuer, to an amount that does not exceed 5% of the value of each Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other
RICs) of any one issuer.

As a RIC, each Fund generally will not be subject to U.S. Federal income tax on income and gains that it distributes to shareholders, if at least 90% of a Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any short-term capital gains over net long-term capital losses) for the taxable year is distributed. Each Fund intends to distribute substantially all of such income.

If a Fund fails to qualify for treatment as a RIC in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such, a Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of a Fund that did not qualify for treatment as a RIC would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from a Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of a Fund.

TAXATION OF CERTAIN MORTGAGE REITS. The U.S. Fund may invest in REITS that hold residual interests in real estate mortgage investment conduits (REMICs). Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of the U.S. Fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a RIC, such as the U.S. Fund, will be allocated to shareholders of the RIC in proportion to the dividends received by them with the same consequences as if these shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses and (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and that otherwise might not be required to file a tax return, to file a tax return and pay tax on some income. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a shareholder in a RIC, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations.

DISTRIBUTIONS. Distributions by a Fund, whether paid in cash or shares, to a U.S. shareholder will be taxable as dividends to the extent of the Fund's current or accumulated earnings and profits as determined for federal income tax purposes. To the extent that a Fund makes a distribution in excess of current and accumulated earnings and profits, the distribution will be treated first as a tax-free return of capital with respect to the shares, reducing the U.S. shareholder's tax basis in the shares, and the distribution in excess of the U.S. shareholder's tax basis in the shares will be taxable as gain from the sale of the shares. Dividends paid by a Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by a Fund from U.S. corporations (other than real estate investment trusts), may qualify for the dividends received deduction. Dividends paid by a Fund that are attributable to the U.S. Fund's investments in REITs and the European Fund's investment in foreign corporations generally will not qualify for the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by a Fund as capital gain dividends, are taxable to shareholders at the applicable long-term capital gains rate (or the rate for unrecaptured Section 1250 capital gains, as applicable and designated by the U.S. Fund), whether paid in cash or in shares, regardless of how long the shareholder has held a Fund's shares, and they are not eligible for the dividends received deduction. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by a Fund and received by the shareholders on December 31 of that year if the distributions are paid by a Fund during January of the following calendar year. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

Investors also should be aware that if shares are purchased shortly before the record date for any distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable dividend or capital gain distribution.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute, by the end of any calendar year, substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to declare and distribute dividends during each year sufficient to prevent imposition of the excise tax.

DISPOSITION OF SHARES. Upon a redemption, sale or exchange of shares of a Fund, a shareholder will realize a taxable gain or loss that will be treated as a capital gain or loss if the shares are capital assets in the shareholder's hands and generally will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the disposal of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of a Fund's shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

BACKUP WITHHOLDING. Each Fund will be required to report to the Internal Revenue Service (the "IRS") all distributions and gross proceeds from the redemption of a Fund's shares, except in the case of certain exempt shareholders. All distributions and proceeds from the redemption of a Fund's shares will be subject to withholding of federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish a Fund with a Form W-9 to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or a Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, that shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

FOREIGN TAXES. Income received by the European Fund may give rise to withholding and other taxes imposed by foreign countries. If more than 50% of the value of the European Fund's assets at the close of a taxable year consists of stock or securities of foreign corporations, the European Fund may make an election that will permit its shareholders to take a credit (or, if more advantageous, a deduction) for foreign income taxes paid by the European Fund, subject to limitations contained in the Code. If such election were effective for a taxable year, U.S. shareholders would include in gross income both dividends paid to them by the European Fund and their proportionate share of the foreign taxes paid by the European Fund on its foreign investments. The European Fund cannot assure shareholders that they will be eligible for the foreign tax credit. The European Fund will advise shareholders annually of their share of any creditable foreign taxes paid by the European Fund.

OTHER TAXATION. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. The foregoing discussion and the related discussion in the prospectus have been prepared by the management for the Trust and do not purport to be a complete description of all tax implications of an investment in the Funds. Shareholders are advised to consult with their own tax advisors concerning the application of foreign, federal, state and local taxes to an investment in the Funds. Goodwin Procter, LLP have expressed no opinion in respect thereof.



                   PURCHASE, REDEMPTION AND PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE. As set forth in each Prospectus, the net asset value of each Fund will be determined as of the close of trading (typically 4 p.m. Eastern time) on each day the New York Stock Exchange is open for trading. Class A shares of each Fund are offered and sold on a continuous basis at the Offering Price, which is the sum of the net asset value per share (next computed following receipt of a purchase request) and the applicable sales charge. The Class A sales charge may be waived for certain investors. For more information, please see "Front-end sales charge exemptions" in the prospectus relating to the Class A shares of the Fund.

In connection with the determination of a Fund's net asset value, securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter trade prices. Securities for which there were no transactions are valued at the average mean price. Options written or purchased by a Fund are valued at the last sales price if such last sales price is between the current bid and asked prices. Otherwise, options are valued at the mean between the current bid and asked prices. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service, subject to review and possible revision by each Fund's Sub-Adviser. Any modification of the price of a debt security furnished by a pricing service will be made pursuant to procedures adopted by the Trust's Board of Trustees. Debt instruments maturing within 60 days are valued by the amortized cost method. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Trust's Board of Trustees.

Generally, trading in U.S. Government securities and certain cash equivalents and repurchase agreements, is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the shares of each Fund are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities and such exchange rates may occur between the times at which they are determined and at the close of the New York Stock Exchange, which will not be reflected in the computation of net asset value. If, during such periods, events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined by management and approved in good faith by the Trustees.

For purposes of determining the net asset value per share of each Fund, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and offer prices of such currencies against U.S. dollars furnished by a pricing service approved by the Trustees.

Each Fund's net asset value per share will be calculated separately from the per share net asset value of the other funds of the Trust, if any. "Assets belonging to" each Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income, earnings, profits, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular series. Each Fund will be charged with the direct liabilities of that Fund and with a share of the general liabilities of the Trust's funds. Subject to the provisions of the Trust's Master Trust Agreement, determinations by the Trustees as to the direct and allocable expenses, and the allocable portion of any general assets, with respect to a particular Fund are conclusive.

REDUCED SALES CHARGES. Each Fund's Letter of Intent ("LOI") allows for reduction of the initial sales charge for Class A shares when multiple purchases of Class A shares are combined by taking advantage of the breakpoints in the sales charge schedule. By completing the LOI application, you express an intention to invest during the next 13-month period a specified amount (minimum of at least $100,000) which, if made at one time would qualify for a reduced sales charge. Any Class A shares owned on the date the LOI is executed may be used as credit toward the completion of the LOI. However, the reduced sales charge will only be applied to new purchases. Any redemptions made during the 13-month period will be subtracted from the amount of the purchases for purposes of determining whether the terms of the LOI have been satisfied. If, at the end of the 13-month period covered by the LOI, the total amount of purchases (less redemptions) does not equal the amount indicated, the difference between the sales charge paid at the reduced rate and the sales charge applicable to the purchases actually made must be paid. Shares equal to 5% of the amount specified in the LOI will be held in escrow during the 13-month period and are subject to involuntary redemption to assure any payment of a higher applicable sales charge.

By signing the LOI application, the Distributor has a security interest in the reserved shares and the Distributor is appointed attorney-in-fact to sell any or all of the reserved shares to cover any additional sales charges if the undertaking is not fulfilled. The completion of the LOI application is not binding, but the purchase must be completed in accordance with the terms of the LOI to obtain the reduced sales charge. For more information about the LOI, contact the Funds directly or contact an investment professional.

RETIREMENT ACCOUNTS. The Funds currently offer several retirement account options to shareholders, including: traditional IRA, "Rollover IRA", Roth IRA, SEP IRA and Simple IRA. The shareholder's employer must establish a plan before the shareholder opens a SEP or Simple account. The Funds are also available for investment by other retirement plans. Call 1-877-LND-LEAS (1-877-563-5327) for additional information.

A description of accounts currently offered, applicable service fees and certain limitations on account contributions and withdrawals, as well as application forms, are available from the transfer agent upon request at 1-877-LND-LEAS (1-877-563-5327). The IRA documents contain a disclosure statement that the IRS requires to be furnished to individuals who are adopting the IRA. Because a retirement program involves commitments covering future years, it is important that the investment objective of each Fund be consistent with the participant's retirement objectives. Premature withdrawals from a retirement account will result in adverse tax consequences. Consultation with a competent financial and tax advisor regarding the foregoing retirement accounts is recommended.

SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended, or the date of payment postponed beyond the normal seven-day period by each Fund, under the following conditions authorized by the Investment Company Act: (1) for any period during which the New York Stock Exchange is closed, other than customary weekend or holiday closings, or during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as the result of which the disposal by the Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for the Fund to determine the fair value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of the Fund's shareholders.



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

REDEMPTIONS IN KIND. It is possible that conditions may exist in the future which would, in the opinion of the Board of Trustees, make it undesirable for a Fund to pay for redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities of a Fund. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities generally will incur brokerage costs when selling such securities. The Trust has filed an election on Form N-18F-1 with the SEC committing each Fund to pay in cash all requests for redemption by any Fund shareholder of record, limited in amount with respect to any such shareholder during any 90-day period, to the lesser of (a) $250,000 or (b) 1% of the net asset value of the Fund at the beginning of such period. This election is irrevocable while Rule 18f-1 under the Investment Company Act is in effect unless the SEC by order upon application by the Trust permits the Trust to withdraw the election.


                             PERFORMANCE INFORMATION

The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The total returns of each class of shares of each Fund are affected by market conditions, the performance of each Fund's investments, and the allocation of expenses among classes. The annual report contains additional performance information and will be made available to investors upon request and without charge.


TOTAL RETURN INFORMATION. There are different types of "total returns" to measure each Fund's performance. Total return is the change in value of a hypothetical investment in a Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. Each Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown without sales charge, as described below). In addition, the payment of the applicable redemption fee for Class A shares is deducted for returns for the one-year period. There is no sales charge on Class K shares and Class Y shares.

AVERAGE ANNUAL TOTAL RETURN. To facilitate the comparability of historical performance data from one mutual fund to another, the SEC has developed guidelines for the calculation of average annual total return. The average annual total return for a Fund for a specific period is found by first taking a hypothetical $1,000 investment ("initial investment") in the Fund's shares on the first day of the period and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. This calculation can be expressed as follows:

         P(1 + T)(N) = ERV

Where:

         T=         average annual total return.

         ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

         P =        hypothetical initial payment of $1,000.

         N = period covered by the computation, expressed in terms of years.

CUMULATIVE TOTAL RETURN. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

         ERV - P
                      =  Total Return
         ----------
               P

SEC 30-DAY YIELD (U.S. FUND). The U.S. Fund calculates its 30-day (or one month) yield in accordance with the method prescribed by the SEC for mutual funds:


                  Yield =2[( a-b +1)(6) -1]
                             ---
                              cd

Where:

         a =      dividends and interest earned during the period;

         b =      expenses accrued for the period (net of reimbursements);

         c =      average daily number of shares outstanding during the period entitled to receive dividends; and
         d =      net asset value per share on the last day of the period.

Each Fund's performance figures for each class will be based upon historical results and will not necessarily be indicative of future performance. Each Fund's returns and net asset value will fluctuate and the net asset value of shares when sold may be more or less than their original cost. Any additional fees charged by a dealer or other financial services firm would reduce the Fund's returns.

The cumulative total return for the fiscal year ended January 31, 2001 for the U.S. Fund and the European Fund are as follows:


Lend Lease U. S. Real Estate Securities Fund
                   Class K                                            31.33%
                   Class Y                                            31.66%

Lend Lease European Real Estate Securities Fund
                    Class K                                            2.26%
                    Class Y                                            1.80%


The U.S. Fund commenced operations on February 16, 2000, and the European Fund commenced operations on December 15, 2000. Past performance, particularly for periods of less than one year, is not indicative of future results.

SEC 30-day yields as of January 31, 2001 were:

Lend Lease U.S. Real Estate Securities Fund
                   Class K                                             5.01%
                   Class Y                                             5.37%


From time to time, in marketing and other literature, each Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper Analytical Services, Inc. ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objective and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. Each Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

Each Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which ranks funds on the basis of historical risk and total return. Morningstar's rankings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Rankings are not absolute or necessarily predictive of future performance.

The performance of each Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Evaluations of Fund performance made by independent sources may also be used in advertisements concerning a Fund, including reprints of, or selections from, editorials or articles about a Fund. Sources for Fund performance and articles about a Fund may include publications such as Money, Forbes, Kiplinger's, Financial World, Business Week, U.S. News and World Report, the Wall Street Journal, Barron's and a variety of investment newsletters.

The performance of each Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. Such indices may include the Salomon Smith Barney World Equity Property Index and its sub-indices, the Standard & Poor's 500(R) Index, the Nasdaq Over-the-Counter Composite Index, the Wilshire REIT Index, the Morgan Stanley REIT Index and the NAREIT Total Return Index. There are differences and similarities between the investments that each Fund may purchase for its portfolio and the investments measured by these indices.

Occasionally statistics may be used to specify each Fund's volatility or risk. Measures of volatility or risk are generally used to compare each Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market as represented by the Standard & Poor's 500(R) Index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average, over a specified period of time. The premise is that greater volatility connotes greater risk undertaken in achieving performance.

Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in a Fund. The description may include a "risk/return spectrum" which compares a Fund to broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.


                                  MISCELLANEOUS

The Prospectuses and this Statement of Additional Information do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act with respect to the securities offered by the Funds' Prospectuses. Certain portions of the Registration

Statement have been omitted from the Prospectuses and this Statement of Additional Information, pursuant to the rules and regulations of the Commission. The Registration Statement including the exhibits filed therewith may be examined at the office of the Commission in Washington, D.C.

Statements contained in each Prospectus or in this Statement of Additional Information as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which each Prospectus and this Statement of Additional Information form a part, each such statement being qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

The following portions of the Funds' Annual Report, dated January 31, 2001 are incorporated herein by reference.

     1.   Schedules of Investments as of January 31, 2001
     2.   Statement of Assets and Liabilities as of January 31, 2001
     3.   Statement of Operations for the Year Ended January 31, 2001
     4.   Statement of Changes in Net Assets for the Year Ended January 31, 2001
     5.   Financial Highlights
     6.   Notes to Financial Statements
     7.   Report of Independent Accountants













JGtemp

                                     PART C
                                OTHER INFORMATION


ITEM 23. EXHIBITS

EXHIBIT NO.                EXHIBIT

  (a-1)                    Master Trust Agreement of Lend Lease Funds dated
                           October 28, 1999*

  (a-2)                    Amendment No. 1 to Master Trust Agreement**

  (b)                      Registrant's By-Laws*

  (c)                      Sections 4.2(d), 4.2(e), 4.2(f), 4.2(j), 4.2(k),
                           4.2(m), 4.6, 4.7, 6.3, 6.6, 7.1, 7.2, and 7.3 and
                           Article V of the Master Trust Agreement are incorporated herein by reference.

  (d-1) Advisory Agreement between Lend Lease Real Estate Investments, Inc. and Lend Lease Funds**

  (d-2) Sub-Advisory Agreement between Lend Lease Real Estate Investments, Inc. and Lend Lease Rosen Real Estate Securities LLC**

  (d-3) Sub-Advisory Agreement between Lend Lease Real Estate Investments, Inc. and Lend Lease Houlihan Rovers S.A.****

  (e-1) Distribution Agreement between Lend Lease Funds and Sunstone Distribution Services, LLC**

  (e-2)                    Form of Dealer Agreement**

  (e-3)                    Inbound Call Management and Fulfillment Services
                           Agreement***

  (e-4) Amended Schedule A to the Inbound Call Management and Fulfillment Services Agreement****

  (e-5) Amended Schedules A and B to the Distribution Agreement between Lend Lease Funds and Sunstone Distribution Services, LLC****

  (f)                      None

  (g-1)                    Custodian Agreement between UMB Bank, n.a. and Lend
                           Lease Funds

  (g-2) Form of Foreign Custody Manager Delegation Agreement with Brown Brothers Harriman & Co., Inc.****

  (h-1) Administration and Fund Accounting Agreement between Lend Lease Funds and Sunstone Financial Group, Inc.***

  (h-2) Transfer Agency Agreement between Lend Lease Funds and Sunstone Financial Group, Inc.***

  (h-3) Amended Schedules A and C to the Administration and Fund Accounting Agreement between Lend Lease Funds and Sunstone Financial Group, Inc.****

  (h-4) Amended Schedule A to the Transfer Agency Agreement between Lend Lease Funds and Sunstone Financial Group, Inc.****

  (h-5) Expense Agreement among Lend Lease Real Estate Investments, Inc., Lend Lease Rosen Real Estate Securities LLC and the Registrant**

  (h-6) Expense Agreement among Lend Lease Real Estate Investments, Inc., Lend Lease Houlihan Rovers S.A. and the Registrant

  (i)                      Opinion of Goodwin, Procter & Hoar LLP**

  (j)                      Consent of Independent Accountants

  (k)                      None

  (l)                      Initial Capital Agreement**

  (m-1)                    Class A shares Plan of Distribution**

  (m-2)                    Class K shares Plan of Distribution**

  (m-3)                    Form of Shareholder Servicing Agreement**

  (n)                      Rule 18f-3 Plan****

  (o)                      Reserved.

  (p-1)                    Registrant's Code of Ethics***

  (p-2)                    Code of Ethics of Lend Lease Rosen Real Estate
                           Securities LLC***

  (p-3) Policy Regarding "Access Persons" of Registered Investment Companies of Lend Lease Real Estate Investments, Inc.***

  (p-4)                    Code of Ethics of Lend Lease Houlihan Rovers S.A.****

 (p-5) The Registrant has not filed a code of ethics for its principal underwriter Sunstone Distribution Services, LLC ("Sunstone Distribution") because Sunstone Distribution has no access persons as defined in Rule 17j-1 with respect to the Registrant and Sunstone Distribution falls within the exception provided in Rule 17j-1(c)(3).

 (q-1)                     Powers of Attorney


* Incorporated by reference to the Registrant's Registration Statement on Form N-1A (Securities Act File No. 333-90085, Investment Company Act File No. 811-09679) filed via EDGAR on November 1, 1999.

** Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (Securities Act File No. 333-90085, Investment Company Act File No. 811-09679) filed via EDGAR on February 16, 2000.

*** Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (Securities Act File No. 333-90085; Investment Company Act File No. 811-09679) filed via EDGAR on July 14, 2000.

**** Incorporated by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A (Securities Act File No. 333-90085; Investment Company Act File No. 811-09679) filed via EDGAR on December 15, 2000.

ITEM 24.PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None.

ITEM 25. INDEMNIFICATION

Article VI of the Registrant's Master Trust Agreement provides that, to the fullest extent permitted by law, the Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, expect with respect to matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (such conduct referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the Covered Person was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments in compromise or as fines or penalties), may be paid from time to time from funds attributable to the Sub-Trust in question in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts, (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The business and other connections of the Lend Lease Real Estate Investments, Inc., Lend Lease Rosen Real Estate Securities LLC and Lend Lease Houlihan Rovers S.A. are set forth in the Uniform Application for Investment Adviser Registration ("Form ADV") of each of them as currently filed with the SEC, (SEC File Number 801-24771 for Lend Lease Real Estate Investments, Inc., SEC File number 801-48599 for Lend Lease Rosen Real Estate Securities LLC and SEC File number 801-57710 for Lend Lease Houlihan Rovers S.A.) which is incorporated by reference herein.


ITEM 27. PRINCIPAL UNDERWRITERS

     (a) Sunstone Distribution Services, LLC currently serves as the distributor of the shares of Choice Funds, The Marsico Investment Fund, Green Century Funds, The Haven Fund, RREEF Securities Trust, UMB Scout Funds and La Crosse Funds.

     (b) The principal business address of Sunstone Distribution Services, LLC, the Registrant's distributor, is 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233-2301. To the best of the Registrant's knowledge, the following are the members and officers of Sunstone Distribution Services, LLC:

---------------------------------------- -------------------------------------- --------------------------------------
                 NAME                         POSITIONS AND OFFICES WITH        POSITIONS AND OFFICES WITH REGISTRANT
                                                      UNDERWRITER
---------------------------------------- -------------------------------------- --------------------------------------
Miriam M. Allison                        President, Treasurer, Member           None
---------------------------------------- -------------------------------------- --------------------------------------
Peter Hammond                            Vice President                         None
---------------------------------------- -------------------------------------- --------------------------------------

     (c)  None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act and the rules promulgated thereunder, are in the possession of the Registrant, located at 1995 University Avenue, Suite 550, Berkley, California 94704, other than records held and maintained by (i)The Wilmington Trust Company, the custodian for Lend Lease U.S. Real Estate Securities Fund, located at 1100 North Market, 9th Floor, Wilmington, Delaware 19890; (ii) UMB Bank, n.a., the custodian for Lend Lease European Real Estate Securities Fund, 928 Grand Boulevard, Kansas City, Missouri 64104; and (iii) Sunstone Financial Group, Inc., the Registrant's administrator and fund accountant, transfer agent and dividend-paying agent and Sunstone Distribution Services, LLC, the Registrant's distributor, each of which is located at 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233-2301.

ITEM 29. MANAGEMENT SERVICES

All management-related service contracts entered into by the Registrant are discussed in Parts A and B of this Registration Statement.

ITEM 30. UNDERTAKINGS

None.

                                   SIGNATURES

         Pursuant to the requirement of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Berkeley, and the State of California on the 24th day of May, 2001.



                                            LEND LEASE FUNDS

                                            By:  /s/Susan Lloyd-Hurwitz
                                                 ----------------------
                                                 Susan Lloyd-Hurwitz
                                            Title: President


         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

           SIGNATURE                                           TITLE                         DATE
           ---------                                           -----                         ----
/s/Susan Lloyd-Hurwitz                             Trustee; President;                    May 24, 2001
----------------------                              Principal Executive
Susan Lloyd-Hurwitz                                 Officer

/s/Jon Kiekhofer                                   Financial and Accounting               May 24, 2001
----------------                                    Officer
Jon Kiekhofer

/s/Kevin Malone*                                   Trustee                                May 24, 2001
----------------
Kevin Malone

/s/William J. Klipp*                               Trustee                                May 24, 2001
--------------------
William J. Klipp

/s/Michael Torres*                                 Trustee and Vice President             May 24, 2001
------------------
Michael Torres

-        *By: /s/Susan Lloyd-Hurwitz
              ----------------------
             Attorney in Fact